UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22001

TDX Independence Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

David M. Kelley TDX Independence Funds, Inc. 420 Lexington Avenue Suite 2550 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	May 31, 2008

Date of reporting period:	May 31, 2008

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

TDX Independence Funds, Inc.

(the “Company”)

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

(each, a “Fund” and together, the “Funds”)

Supplement to the Company’s Annual Report for the Fiscal Year Ended May 31, 2008

With respect to the Performance Summaries for each Fund, which appear on pages 4, 6, 8, 10 and 12 of the Company’s Annual Report, the Company hereby amends the references to the Zacks Lifecycle Indices in footnote 2 of each Cumulative Total Return chart to reflect that each Zacks Lifecycle Index return is a total return, which includes dividend and interest payments reinvested for the respective periods.

ANNUAL REPORT

May 31, 2008

TDX Independence Funds, Inc.

(formerly TDAX Funds, Inc.)

TDX Independence 2010 Exchange-Traded Fund
(formerly TDAX Independence 2010 Exchange-Traded Fund)

TDX Independence 2020 Exchange-Traded Fund
(formerly TDAX Independence 2020 Exchange-Traded Fund)

TDX Independence 2030 Exchange-Traded Fund
(formerly TDAX Independence 2030 Exchange-Traded Fund)

TDX Independence 2040 Exchange-Traded Fund
(formerly TDAX Independence 2040 Exchange-Traded Fund)

TDX Independence In-Target Exchange-Traded Fund
(formerly TDAX Independence In-Target Exchange-Traded Fund)

TDX Independence Funds, Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

It is a pleasure to present the first Annual Report for TDX Independence Funds, Inc. This report covers the period from the launch of the five TDX Independence Funds on NYSE Arca on October 1, 2007 through May 31, 2008.

During the six months that have elapsed since our last report, the TDX Independence Exchange-Traded Funds have steadily increased in assets. As of May 31, 2008, assets under management for the five TDX Independence Exchange-Traded Funds totaled $170 million, representing a 53% increase from the $111 million reported on November 30, 2007.

The TDX Independence family of exchange-traded funds (ETFs) was, at launch, the first target-date ETFs to enter the market — and they are still the only ones. TDX Independence ETFs continue to be well positioned to take advantage of the growing interest in target-date funds. According to the Investment Company Institute, the Washington, D.C.-based association of U.S. investment companies, target-date mutual funds are still one of the fastest growing segments of the mutual fund industry, with $421 billion in assets at the end of 2007, up from $303 billion as of the end of 20061.

Each TDX Independence ETF tracks an index (designed by Zacks Investment Research) of 500 securities, comprised of equities (domestic and international) and fixed income. As each TDX Independence ETF approaches its target date, portfolio weightings automatically shift from an overweight in equities to an overweight in fixed income. Upon reaching the target date, each index has a very conservative allocation. Over the five years after the target date is reached, allocations shift from conservative to more moderately-conservative allocations and thereafter remain static to perpetuity.

Mixing debt and equity securities in a single ETF, which is what the TDX Independence ETFs do, is a ground breaking innovation, providing simplicity for investors looking to buy a complex product in one simple, easy trade. In recognition of this unique design, the TDX Independence ETFs received the Most Innovative ETF Product for the Americas Award by industry group Exchangetradedfunds.com earlier this year.

In the months ahead, we hope to increase awareness among investors and to have our TDX Independence ETFs recognized as innovative tools that can help investors meet all kinds of life events. We take great pride in these products that strive to help you reach your investment goals.

Thank you for your continued support.

Very truly yours,

Anthony F. Dudzinski	David M. Kelley

Chairman &	President &

Chief Operating Officer	Chief Executive Officer

1 Investment Company Institute 2008 Fact Book.

This Page is Intentionally Left Blank

TDX Independence Funds, Inc.

MANAGEMENT'S DISCUSSION ON FUND PERFORMANCE

In the eight months since the launch of the TDX Independence ETFs, the ongoing credit crisis, slowing economic growth, higher energy prices and rising inflation all contributed to a challenging investment environment. During the period from October 1, 2007 through May 31, 2008, the Federal Reserve Board cut its key federal funds rate seven times for a total of three percentage points in an effort to ease the credit crunch and stabilize the markets. The aggressive easing in interest rates did not, however, stem the decline in domestic and international equities indexes. Over the eight month period ending May 31, 2008, the Standard & Poor's 500 Index declined 8.23%, the Russell 3000 Index declined 7.59% and the NASDAQ Composite Index fell 7.49%. Additionally, International markets were not immune to the downturn as the Morgan Stanley Capital International Europe, Autraliasia and Far East Index declined 10.27% over the same period. The combination of the Federal Reserve's rate cuts and weakness in the equity markets drove many investors to seek shelter in fixed income securities. The Lehman Brothers US Aggregate Bond Index returned 4.14% over the same period, with much of the positive performance coming from short-term Treasuries as the Lehman Brothers US Aggregate 3 Year Treasury Index returned 4.29%. However, this flight to quality put pressure on high-yielding corporate bonds as the Lehman Brothers US High Yield Index climbed only 0.15%.

The TDX Independence ETFs had a wide range of returns since their inception on October 1, 2007 (For specific performance results, please refer to the Fund Performance Section on the following pages of this report). The wide range in the performance of the five TDX Independence ETFs was due to the varying allocations in the funds to domestic equities, international equities and fixed income securities. The range of performance among the TDX Independence ETFs is illustrated by the difference in returns between the TDX In-Target and TDX 2040 ETFs. The In-Target ETF, which was allocated heavily towards short-term US Treasuries, experienced positive performance with a return of 2.12% during the period from inception through May 31, 2008. The 2040 ETF, which had the heaviest exposure to equities, both domestic and international, fell 8.14% during the same period.

The S&P 500 is a broad-based index designed to measure the performance of the domestic economy as represented by 500 large capitalization stocks.

The Russell 3000 is a broad-based index representing approximately 98% of the investable US equity market.

The NASDAQ Composite is a broad-based index of NASDAQ-listed securities commonly used as a barometer of technology stock performance.

THE MSCI EAFE is a broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The Lehman Brothers US Aggregate Bond Index is a broad-based index designed to represent the US investment-grade bond universe.

The Lehman Brothers Aggregate 3 Year Treasury Index is a subset of the Lehman Brothers US Aggregate Bond Index representing 3 year US government Treasury bonds.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2010 Exchange-Traded Fund (TDD)

The TDX Independence 2010 ETF began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. It seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the fund's equity and bond portfolios held fewer securities than the underlying index, a constraint imposed by the relatively small size of the portfolio. The Fund's investment strategy includes sampling of the securities within the underlying index in an effort to replicate the performance of the index.

The equity portfolio of the underlying index declined significantly since inception. The Financial, Information Technology and Telecommunication Sectors, which account for most of the index's performance, were down 20.1%, 17.9% and 13.6%, respectively. Additionally, the securities held in the fund in the Financial, Information Technology, and Telecommunication Sectors underperformed their benchmark by 0.61%, 2.50%, and 0.06%, respectively, contributing to an overall underperformance of 0.67%. The TDD fixed income portfolio underperformed the underlying index by about 0.04%, due to security selection in five to six year corporate bonds.

Performance as of 5/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Month[1]	-1.14%	-1.02%	-0.92%	0.92%
Since Inception[1,2]	-0.99%	-0.96%	-0.87%	2.76%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2010 Lifecycle Index return is a price return and does not include dividend or interest payments. The fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the fund from inception through May 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest, sub-advisor to the fund, has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Growth of a $10,000 Investment in TDD3 as of 5/31/08

3 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown

as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2010 Exchange-Traded Fund (TDD) (Continued)

Top Ten Holdings4 as of 5/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	1,756	$155,863	0.6%
EOG Resources, Inc.	987	126,958	0.5%
Procter & Gamble (The) Co.	1,866	123,250	0.5%
Wal-Mart Stores, Inc.	2,000	115,480	0.5%
Johnson & Johnson	1,698	113,324	0.5%
United Technologies Corp.	1,588	112,811	0.5%
Exelon Corp.	1,249	109,911	0.4%
American Express Co.	2,246	104,101	0.4%
Chevron Corp.	1,003	99,447	0.4%
AT&T, Inc.	2,440	97,356	0.4%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 6.00%, 8/15/09	$2,304,100	$2,402,746	9.6%
Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	1,268,000	1,294,935	5.2%
Fed. National Mort. Association, 5.00%, 9/15/08	908,000	915,575	3.7%
U.S. Treasury Note, 3.5%, 2/15/10	799,000	811,859	3.3%
U.S. Treasury Note, 4.75%, 11/15/08	712,800	721,711	2.9%
Citigroup, Inc., 6.00%, 2/21/12	608,000	618,668	2.5%
Fed. National Mort. Association, 5.00%, 4/15/15	588,000	610,590	2.4%
US Treasury Note, 4.75%, 5/15/14	396,300	422,431	1.7%
Merrill Lynch & Co., Inc., Series C MTN, 5.00%, 1/15/15	407,000	376,142	1.5%
Wachovia Corp., 5.25%, 8/1/14	357,000	346,189	1.4%

4 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2020 Exchange-Traded Fund (TDH)

The TDX Independence 2020 ETF began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. It seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the fund's equity and bond portfolios held fewer securities than the underlying index, a constraint imposed by the relatively small size of the portfolio. The Fund's investment strategy includes sampling of the securities within the underlying index in an effort to replicate the performance of the index.

The equity portfolio of the underlying index declined significantly since inception. The Financial, Information Technology and Telecommunication Sectors, which account for most of the index's performance, were down 20.1%, 17.9% and 13.6%, respectively. Additionally, the securities held in the fund in the Financial and Information Technology Sectors underperformed their benchmark by 1.47% and 1.95%, respectively, contributing to an overall underperformance of 0.21%. The TDH fixed income portfolio tracked its underlying index closely, with a slight underperformance of 0.01%.

Performance as of 5/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Month[1]	-3.73%	-3.62%	-3.80%	-0.37%
Since Inception[1,2]	-4.82%	-4.55%	-4.42%	-0.40%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2020 Lifecycle Index return is a price return and does not include dividend or interest payments. The fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the fund from inception through May 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest, sub-advisor to the fund, has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Growth of a $10,000 Investment in TDH3 as of 5/31/08

3 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown

as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2020 Exchange-Traded Fund (TDH) (Continued)

Top Ten Holdings4 as of 5/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	6,326	$561,496	1.3%
Procter & Gamble (The) Co.	7,031	464,398	1.1%
Wal-Mart Stores, Inc.	7,125	411,397	0.9%
United Technologies Corp.	5,649	401,304	0.9%
Johnson & Johnson	6,008	400,973	0.9%
Exelon Corp.	4,526	398,288	0.9%
EOG Resoruces, Inc.	3,043	391,421	0.9%
Chevron Corp.	3,933	389,957	0.9%
American Express Co.	8,246	382,201	0.9%
Pfizer, Inc.	19,190	371,518	0.9%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury Note, 8.125%, 8/15/19	$690,900	$919,491	2.1%
Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	728,000	743,464	1.7%
U.S. Treasury Note, 7.625%, 2/15/25	529,700	711,081	1.6%
Citigroup, Inc., 6.00%, 2/21/12	607,000	617,648	1.4%
Fed. Home Loan Mort. Corp., 6.25%, 7/15/32	516,000	588,013	1.4%
U.S. Treasury Note, 6.25%, 5/15/30	355,000	429,356	1.0%
HSBC Finance Corp., 6.375%, 11/27/12	409,000	421,334	1.0%
U.S. Treasury Note, 4.75%, 5/15/14	384,300	409,640	0.9%
Morgan Stanley, 5.30%, 3/01/13	418,000	407,583	0.9%
Goldman Sachs Group, LP, 5.00%, 10/01/14	409,000	391,928	0.9%

4 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2030 Exchange-Traded Fund (TDN)

The TDX Independence 2030 ETF began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. It seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the fund's equity and bond portfolios held fewer securities than the underlying index, a constraint imposed by the relatively small size of the portfolio. The Fund's investment strategy includes sampling of the securities within the underlying index in an effort to replicate the performance of the index.

The equity portfolio of the underlying index declined significantly since inception. The Financial, Information Technology and Telecommunication Sectors, which account for most of the index's performance, were down 20.1%, 17.9% and 13.6%, respectively. Additionally, the securities held in the fund in the Financial and Information Technology Sectors underperformed their benchmark by 1.75% and 2.25%, respectively, contributing to an overall underperformance of 0.35%. The TDN fixed income portfolio tracked its underlying index closely, with a slight out-performance of 0.03%.

Performance as of 5/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Month[1]	-5.45%	-5.39%	-5.20%	-1.37%
Since Inception[1,2]	-7.59%	-7.45%	-6.76%	-2.80%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2030 Lifecycle Index return is a price return and does not include dividend or interest payments. The fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the fund from inception through May 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest, sub-advisor to the fund, has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Growth of a $10,000 Investment in TDN3 as of 5/31/08

3 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown

as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2030 Exchange-Traded Fund (TDN) (Continued)

Top Ten Holdings4 as of 5/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	6,567	$582,887	1.8%
Procter & Gamble (The) Co.	7,361	486,193	1.5%
Chevron Corp.	4,591	455,198	1.4%
Wal-Mart Stores, Inc.	7,554	436,168	1.3%
Johnson & Johnson	6,465	431,473	1.3%
American Express Co.	9,254	428,923	1.3%
United Technologies Corp.	5,988	425,387	1.3%
Exelon Corp.	4,640	408,319	1.2%
EOG Resources, Inc.	3,174	408,272	1.2%
Pfizer, Inc.	19,924	385,728	1.2%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
US Treasury, 4.75%, 05/15/14	$210,300	$224,167	0.7%
Lincoln National Corp., 7.00%, 05/17/66	153,000	141,727	0.4%
US Treasury, 8.125%, 08/15/19	98,200	130,690	0.4%
Fed. Home Loan Mort. Corp., 6.25%, 07/15/32	111,000	126,491	0.4%
US Treasury, 3.50%, 2/15/10	118,000	119,899	0.4%
US Treasury, 7.625%, 02/15/25	87,600	117,596	0.4%
US Treasury, 6.25%, 05/15/30	95,800	115,866	0.4%
American General Finance, 5.375%, 10/01/12	118,000	114,256	0.4%
Proctor & Gamble, 5.55%, 03/05/37	111,000	106,605	0.3%
Travelers (The) Cos., Inc., 6.25%, 03/15/37	118,000	101,640	0.3%

4 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2040 Exchange-Traded Fund (TDV)

The TDX Independence 2040 ETF began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. It seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the fund's equity and bond portfolios held fewer securities than the underlying index, a constraint imposed by the relatively small size of the portfolio. The Fund's investment strategy includes sampling of the securities within the underlying index in an effort to replicate the performance of the index.

The equity portfolio of the underlying index declined significantly since inception. The Financial, Information Technology and Telecommunication Sectors, which account for most of the index's performance, since inception, were down 20.1%, 17.9% and 13.6%, respectively. Additionally, the securities held in the fund in the Financial and Information Technology Sectors underperformed their benchmark by 0.83% and 2.87%, respectively, contributing to an overall underperformance of 0.22%. The TDV fixed income portfolio slightly outperformed its benchmark due to security selection. The fund underweighted certain financial securities held in the index, which added value.

Performance as of 5/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Month[1]	-5.68%	-5.64%	-7.26%	-1.86%
Since Inception[1,2]	-8.14%	-7.93%	-9.16%	-3.96%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks 2040 Lifecycle Index return is a price return and does not include dividend or interest payments. The fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the fund from inception through May 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest, sub-advisor to the fund, has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Growth of a $10,000 Investment in TDV3 as of 5/31/08

3 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown

as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2040 Exchange-Traded Fund (TDV) (Continued)

Top Ten Holdings4 as of 5/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	8,159	$724,192	1.9%
Procter & Gamble (The) Co.	9,075	599,404	1.6%
Wal-Mart Stores, Inc.	9,304	537,213	1.4%
American Express Co.	11,475	531,865	1.4%
United Technologies Corp.	7,403	525,908	1.4%
Exelon Corp.	5,900	519,201	1.4%
Johnson & Johnson	7,580	505,889	1.4%
EOG Resources, Inc.	3,923	504,615	1.3%
Chevron Corp.	5,073	502,988	1.3%
Pfizer, Inc.	24,861	481,309	1.3%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
U.S. Treasury, 7.50%, 11/15/16	$71,000	$88,435	0.2%
American Express Co., 6.80%, 9/01/66	64,000	60,700	0.2%
Lincoln National Corp., 7.00%, 5/17/66	55,000	50,948	0.1%
Fed. Home Loan Mort. Corp., 6.25%, 07/15/32	40,000	45,582	0.1%
Bristol-Myers Squibb Co., 5.875%, 11/15/36	46,000	42,881	0.1%
U.S. Treasury, 3.50%, 2/15/2010	40,100	40,745	0.1%
Procter & Gamble (The) Co., 5.55%, 3/05/37	41,000	39,377	0.1%
Burlington Northern Santa Fe Corp., 6.15%, 05/01/37	40,000	37,958	0.1%
Eli Lilly & Co., 5.55%, 3/15/37	41,000	37,940	0.1%
Vale Overseas Ltd., 6.875%, 11/21/36	38,000	37,851	0.1%

4 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence In-Target Exchange-Traded Fund (TDX)

The TDX Independence In-Target ETF began trading on NYSE Arca, Inc. ("NYSE Arca") on October 1, 2007. It seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the fund's equity and bond portfolios held fewer securities than the underlying index, a constraint imposed by the relatively small size of the portfolio. The Fund's investment strategy includes sampling of the securities within the underlying index in an effort to replicate the performance of the index.

The equity portfolio of the underlying index declined significantly since inception, with the Financial, Information Technology and Telecommunication Sectors, which account for most of the index's performance, down 20.1%, 17.9% and 13.6%, respectively. Additionally, the securities held in the fund in the Financial, Information Technology, and Telecommunication Sectors underperformed their benchmark by 2.74%, 4.47% and 3.86%, respectively, contributing to an overall underperformance of 0.92%. The TDX fixed income portfolio closely tracked the underlying index, holding over half of the securities in the index and tilted toward government securities.

Performance as of 5/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Month[1]	0.99%	1.12%	0.77%	1.00%
Since Inception[1,2]	2.12%	1.38%	2.13%	2.53%

1 Returns of less than one year are cumulative.

2 Total returns are calculated based on the commencement of trading, 10/1/07. The Zacks In-Target Lifecycle Index return is a price return and does not include dividend or interest payments. The fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the fund from inception through May 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.73%. Amerivest, sub-advisor to the fund, has agreed to cap the expense ratio at 0.65% until at least 9/30/08.

Growth of a $10,000 Investment in TDX3 as of 5/31/08

3 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown

as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS). Sectors representing less than 1% of total investments are included in Other.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence In-Target Exchange-Traded Fund (TDX) (Continued)

Top Ten Holdings4 as of 5/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Exxon Mobil Corp.	522	$46,333	0.2%
Chevron Corp.	362	35,892	0.1%
Procter & Gamble (The) Co.	491	32,431	0.1%
Wal-Mart Stores, Inc.	555	32,046	0.1%
American Express Co.	676	31,332	0.1%
Exelon Corp.	354	31,152	0.1%
Johnson & Johnson	455	30,368	0.1%
United Technologies Corp.	370	26,286	0.1%
EOG Resources, Inc.	202	25,983	0.1%
Toyota Motor Corp.	480	24,416	0.1%
Top Ten Fixed Income Holdings
Description	Principal Amount	Market Value	% of Net Assets
US Treasury, 4.625%, 11/15/09	$2,851,300	$2,939,737	9.6%
US Treasury, 3.125%, 10/15/08	2,904,000	2,918,293	9.5%
US Treasury, 4.875%, 8/15/09	2,733,600	2,815,611	9.2%
US Treasury, 3.125%, 9/15/08	2,730,500	2,713,641	8.9%
US Treasury, 4.75%, 11/15/08	2,278,600	2,307,085	7.5%
US Treasury, 3.50%, 2/15/10	1,743,200	1,771,255	5.8%
US Treasury, 4.50%, 5/15/10	1,633,900	1,692,364	5.5%
US Treasury, 6.50%, 2/15/10	1,462,200	1,556,787	5.1%
US Treasury, 4.75%, 2/15/10	1,403,400	1,455,699	4.8%
US Treasury, 2.625%, 3/15/09	1,234,100	1,239,595	4.1%

4 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown as of 5/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS). Sectors representing less than 1% of total investments are included in Other.

This Page is Intentionally Left Blank

TDX Independence Funds, Inc.

FEES AND EXPENSES

As a shareholder of one or more of the various TDX Independence ETFs (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2008.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Annualized Expense Ratio(1) Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
TDX Independence 2010 Exchange-Traded Fund
Actual	$1,000.00	$988.57	0.65%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
TDX Independence 2020 Exchange-Traded Fund
Actual	$1,000.00	$962.70	0.65%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
TDX Independence 2030 Exchange-Traded Fund
Actual	$1,000.00	$945.52	0.65%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
TDX Independence 2040 Exchange-Traded Fund
Actual	$1,000.00	$943.24	0.65%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
TDX Independence In-Target Exchange-Traded Fund
Actual	$1,000.00	$1,010.30	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

(1) Amerivest Investment Management, LLC ("Amerivest"), a sub-advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, aquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2008. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by Amerivest.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2007 to May 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 366.

This Page is Intentionally Left Blank

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

May 31, 2008

	Number of Shares	Market Value
COMMON STOCKS—30.8%
CONSUMER DISCRETIONARY—3.2%
Aeropostale, Inc.*	250	$8,735
ArvinMeritor, Inc.	753	11,272
Belo Corp., Class A	170	1,625
Brookfield Homes Corp.	753	11,370
Cabela's, Inc., Class A*	303	4,197
Citadel Broadcasting Corp.	585	1,030
Coach, Inc.*	1,003	36,409
Collective Brands, Inc.*	753	8,531
Columbia Sportswear Co.	84	3,681
Comcast Corp., Class A	2,181	49,072
Compagnie Financiere Richemont SA, Class A (Switzerland)	146	9,077
Daimler AG (Germany)	80	6,082
DeVry, Inc.	353	20,139
DIRECTV Group (The), Inc.*	2,506	70,418
Fleetwood Enterprises, Inc.*	1,866	7,763
Gaylord Entertainment Co.*	33	938
Home Depot (The), Inc.	753	20,602
HONDA MOTOR Co. Ltd. (Japan)	502	16,786
J. Crew Group, Inc.*	217	8,088
Jo-Ann Stores, Inc.*	437	9,837
Johnson Controls, Inc.	244	8,311
Jos. A. Bank Clothiers, Inc.*	250	6,800
Lear Corp.*	295	7,596
Liberty Global, Inc., Class A*	822	29,469
Live Nation, Inc.*	417	6,318
Matsushita Electric Industrial Co. Ltd. (Japan)	1,255	28,532
McDonald's Corp.	1,003	59,497
Men's Wearhouse (The), Inc.	250	5,183
New York & Co., Inc.*	1,249	10,442
Omnicom Group, Inc.	168	8,234
Pinnacle Entertainment, Inc.*	76	1,054
Priceline.com, Inc.*	44	5,919
Regis Corp.	147	4,460
Rent-A-Center, Inc.*	245	5,140
Sony Corp. (Japan)	502	25,108
Sotheby's	250	6,705
Speedway Motorsports, Inc.	99	2,524
Steven Madden Ltd.*	250	5,123
Target Corp.	753	40,179
Tempur-Pedic International, Inc.	585	6,283
Time Warner, Inc.	2,000	31,760
Toyota Motor Corp. (Japan)	1,506	76,610
Under Armour, Inc., Class A*	116	4,153
Universal Technical Institute, Inc.*	753	9,729
Viacom, Inc., Class B*	1,384	49,574
Yum! Brands, Inc.	1,249	49,584
		799,939
CONSUMER STAPLES—2.6%
Altria Group, Inc.	1,342	29,873
British American Tobacco PLC (United Kingdom)	210	7,835
Carrefour SA (France)	86	6,023
Coca-Cola (The) Co.	1,509	86,405
ConAgra Foods, Inc.	1,751	41,289

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
CVS Caremark Corp.	753	$32,221
Diageo PLC (United Kingdom)	643	12,516
Groupe DANONE (France)	24	2,099
Kraft Foods, Inc., Class A	1,342	43,588
Longs Drug Stores Corp.	250	11,855
Nestle SA (Switzerland)	161	78,978
Pilgrim's Pride Corp.	250	6,500
Procter & Gamble (The) Co.	1,866	123,250
Reckitt Benckiser Group PLC (United Kingdom)	85	4,996
Ruddick Corp.	42	1,492
Tesco PLC (United Kingdom)	2,116	17,316
Unilever NV (Netherlands)	551	17,986
Unilever PLC (United Kingdom)	172	5,680
Wal-Mart Stores, Inc.	2,000	115,480
		645,382
ENERGY—3.7%
Alon USA Energy, Inc.	250	3,828
Atwood Oceanics, Inc.*	30	3,057
BG Group PLC (United Kingdom)	975	24,393
BP PLC (United Kingdom)	6,502	78,124
Chevron Corp.	1,003	99,447
ConocoPhillips	1,003	93,379
Dril-Quip, Inc.*	250	14,585
ENI S.p.A (Italy)	483	19,651
EOG Resources, Inc.	987	126,958
Exterran Holdings, Inc.*	14	1,029
Exxon Mobil Corp.	1,756	155,863
International Coal Group, Inc.*	3,006	30,270
Newpark Resources, Inc.*	1,494	10,533
Occidental Petroleum Corp.	250	22,983
Oil States International, Inc.*	250	14,605
Oilsands Quest, Inc.*	1,920	8,774
PetroHawk Energy Corp.*	497	14,602
Petroleum Development Corp.*	250	17,275
Repsol YPF SA (Spain)	157	6,490
Royal Dutch Shell PLC, Class A (United Kingdom)	1,194	50,731
Royal Dutch Shell PLC, Class B (United Kingdom)	877	36,482
Schlumberger Ltd. (Netherlands Antilles)	390	39,441
Ship Finance International Ltd. (Bermuda)	183	5,616
Total SA (France)	379	33,036
W-H Energy Services, Inc.*	250	21,383
		932,535
FINANCIALS—6.2%
Advance America Cash Advance Centers, Inc.	125	868
Alexandria Real Estate Equities, Inc. REIT	30	3,129
Allianz SE (Germany)	111	20,992
American Express Co.	2,246	104,101
American International Group, Inc.	418	15,048
Apollo Investment Corp.	330	5,957
Aspen Insurance Holdings Ltd. (Bermuda)	286	7,311
Assicurazioni Generali S.p.A (Italy)	50	2,077
Aviva PLC (United Kingdom)	782	9,744

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
FINANCIALS (Continued)
AXA (France)	407	$14,364
Banco Bilbao Vizcaya Argentaria SA (Spain)	250	5,567
Banco Santander SA (Spain)	3,939	81,966
Bank of America Corp.	1,249	42,478
Barclays PLC (United Kingdom)	3,284	24,337
BNP Paribas (France)	212	21,856
Calamos Asset Management, Inc., Class A	217	4,390
Cascade Bancorp	448	3,929
Charles Schwab (The) Corp.	2,835	62,879
Citigroup, Inc.	1,751	38,329
CME Group, Inc.	37	15,921
Cohen & Steers, Inc.	91	2,746
Commonwealth Bank of Australia (Australia)	10	404
Credit Suisse Group (Switzerland)	708	35,985
Deerfield Capital Corp. REIT	2,636	2,451
Delphi Financial Group, Inc., Class A	250	7,223
Deutsche Bank AG (Germany)	20	2,136
Digital Realty Trust, Inc. REIT	589	24,915
Dollar Financial Corp.*	250	4,983
FelCor Lodging Trust, Inc. REIT	121	1,798
First Industrial Realty Trust, Inc. REIT	32	1,003
Fortis (Belgium)	199	4,868
Franklin Resources, Inc.	589	59,618
GAMCO Investors, Inc., Class A	23	1,221
GFI Group, Inc.	934	11,059
Goldman Sachs Group (The), Inc.	168	29,637
Greenhill & Co., Inc.	20	1,205
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	230	4,533
HBOS PLC (United Kingdom)	1,393	11,011
Highwoods Properties, Inc. REIT	585	21,060
HSBC Holdings PLC (United Kingdom)	3,815	64,271
ING Groep NV (Netherlands)	693	26,429
Intesa Sanpaolo S.p.A (Italy)	618	4,048
JPMorgan Chase & Co.	1,003	43,129
Lincoln National Corp.	1,003	55,324
Lloyds TSB Group PLC (United Kingdom)	2,972	22,553
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,765	38,447
Mizuho Financial Group, Inc. (Japan)	4	20,992
Montpelier Re Holdings Ltd. (Bermuda)	281	4,712
Morgan Stanley	168	7,431
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	50	9,363
National Australia Bank Ltd. (Australia)	126	3,761
National City Corp.	2,001	11,686
Nationwide Health Properties, Inc. REIT	64	2,184
Nomura Holdings, Inc. (Japan)	1,509	25,601
Nordea Bank AB (Sweden)	1,994	32,376
Northern Trust Corp.	585	44,460
NYSE Euronext	478	30,554
Odyssey Re Holdings Corp.	585	21,961
optionsXpress Holdings, Inc.	610	13,932
PHH Corp.*	250	4,708
Platinum Underwriters Holdings Ltd. (Bermuda)	177	6,278
Post Properties, Inc. REIT	250	8,878
Potlatch Corp. REIT	64	3,094
Prudential PLC (United Kingdom)	738	9,699

	Number of Shares	Market Value
FINANCIALS (Continued)
Ramco-Gershenson Properties Trust REIT	289	$6,459
Realty Income Corp. REIT	753	18,449
Royal Bank of Scotland Group PLC (United Kingdom)	4,129	18,645
Simon Property Group, Inc. REIT	418	41,532
SLM Corp.*	1,003	22,738
Societe Generale (France)	60	6,229
Sumitomo Mitsui Financial Group, Inc. (Japan)	3	25,776
SVB Financial Group*	122	6,253
Swiss Re (Switzerland)	121	9,375
UBS AG (Switzerland)*	1,084	26,043
UniCredito Italiano S.p.A (Italy)	3,259	22,753
Vornado Realty Trust REIT	250	24,433
Wachovia Corp.	757	18,017
Waddell & Reed Financial, Inc., Class A	250	8,840
Washington Real Estate Investment Trust REIT	58	1,954
Wells Fargo & Co.	1,003	27,653
Westpac Banking Corp. (Australia)	244	5,409
Zurich Financial Services AG (Switzerland)	60	17,559
		1,537,087
HEALTH CARE—3.7%
Abbott Laboratories	1,003	56,519
Alexion Pharmaceuticals, Inc.*	136	9,704
Alpharma, Inc., Class A*	60	1,511
AMERIGROUP Corp.*	527	14,550
AstraZeneca PLC (United Kingdom)	394	17,169
Auxilium Pharmaceuticals, Inc.*	452	14,392
Becton, Dickinson & Co.	835	70,516
Bio-Rad Laboratories, Inc., Class A*	43	3,848
CIGNA Corp.	835	33,901
Dendreon Corp.*	1,179	6,131
Genzyme Corp.*	924	63,257
GlaxoSmithKline PLC (United Kingdom)	1,526	33,579
Healthspring, Inc.*	58	1,078
Hologic, Inc.*	500	12,015
Illumina, Inc.*	197	15,461
Inverness Medical Innovations, Inc.*	30	1,097
Johnson & Johnson	1,698	113,324
Kindred Healthcare, Inc.*	139	3,835
Magellan Health Services, Inc.*	250	10,063
McKesson Corp.	835	48,138
Merck & Co., Inc.	1,249	48,661
Novartis AG (Switzerland)	933	48,894
Perrigo Co.	193	7,066
Pfizer, Inc.	4,878	94,437
Psychiatric Solutions, Inc.*	54	1,969
Roche Holding AG (Switzerland)	325	55,901
Sanofi-Aventis SA (France)	91	6,775
Sirona Dental Systems, Inc.*	38	1,127
STERIS Corp.	250	7,563
Sunrise Senior Living, Inc.*	137	3,628
Takeda Pharmaceutical Co. Ltd. (Japan)	126	7,293
Thermo Fisher Scientific, Inc.*	1,249	73,715
UnitedHealth Group, Inc.	753	25,760
WellPoint, Inc.*	250	13,955
		926,832

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
INDUSTRIALS—3.3%
ABB Ltd. (Switzerland)	817	$26,479
ABM Industries, Inc.	225	4,912
Acuity Brands, Inc.	33	1,757
Aecom Technology Corp.*	470	15,139
Allegiant Travel Co.*	634	13,251
Belden, Inc.	69	2,890
Boeing Co.	589	48,752
Brady Corp., Class A	585	22,645
Caterpillar, Inc.	585	48,344
CDI Corp.	753	21,461
Compagnie de Saint-Gobain (France)	84	6,767
Curtiss-Wright Corp.	60	3,091
Danaher Corp.	168	13,134
Emerson Electric Co.	753	43,810
FedEx Corp.	168	15,407
FreightCar America, Inc.	85	3,706
Fuel Tech, Inc.*	595	15,137
General Electric Co.	2,082	63,958
Granite Construction, Inc.	250	9,143
IKON Office Solutions, Inc.	421	5,090
Illinois Tool Works, Inc.	250	13,425
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	151	6,650
JetBlue Airways Corp.*	1,870	7,424
Koninklijke (Royal) Philips Electronics NV (Netherlands)	340	13,040
Manpower, Inc.	250	15,750
MPS Group, Inc.*	250	2,870
Mitsubishi Corp. (Japan)	502	17,310
Northrop Grumman Corp.	757	57,123
Raven Industries, Inc.	443	16,723
Regal-Beloit Corp.	65	3,023
Schneider Electric SA (France)	15	1,882
Seaboard Corp.	5	8,975
Siemens AG (Germany)	141	15,978
Simpson Manufacturing Co., Inc.	753	19,864
Trane, Inc.	1,003	46,559
Union Pacific Corp.	336	27,656
United Parcel Service, Inc., Class B	589	41,831
United Stationers, Inc.*	67	2,837
United Technologies Corp.	1,588	112,811
Waste Connections, Inc.*	121	3,972
Watson Wyatt Worldwide, Inc., Class A	32	1,874
		822,450
INFORMATION TECHNOLOGY—3.6%
Accenture Ltd., Class A (Bermuda)	402	16,410
Agilysys, Inc.	250	2,610
Amkor Technology, Inc.*	1,003	10,692
Ansoft Corp.*	589	21,487
Benchmark Electronics, Inc.*	250	4,443
CANON, Inc. (Japan)	502	27,058
Cisco Systems, Inc.*	1,751	46,787
eBay, Inc.*	1,342	40,273
Entegris, Inc.*	497	3,822
Equinix, Inc.*	16	1,528
FLIR Systems, Inc.*	500	19,710
Foundry Networks, Inc.*	753	10,241
Google, Inc., Class A*	48	28,118

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Hewlett-Packard Co.	753	$35,436
Intel Corp.	1,921	44,529
International Business Machines Corp.	250	32,358
Ixia*	1,509	12,208
Jack Henry & Associates, Inc.	250	5,950
Juniper Networks, Inc.*	966	26,584
Lawson Software, Inc.*	1,053	9,182
Microsoft Corp.	3,341	94,616
Motorola, Inc.	7,419	69,219
Nintendo Co. Ltd. (Japan)	5	2,747
Nokia Oyj (Finland)	1,266	36,456
Nuance Communications, Inc.*	778	15,342
ON Semiconductor Corp.*	1,003	9,920
Orbcomm, Inc.*	1,875	11,606
Park Electrochemical Corp.	41	1,212
Perficient, Inc.*	753	7,989
Perot Systems Corp., Class A*	757	12,506
Photronics, Inc.*	379	3,403
Quest Software, Inc.*	197	3,351
SAIC, Inc.*	953	18,993
SAP AG (Germany)	215	11,868
SAVVIS, Inc.*	240	4,003
Sonus Networks, Inc.*	1,209	5,187
Sun Microsystems, Inc.*	5,247	67,949
Sybase, Inc.*	250	8,005
Symantec Corp.*	1,756	38,158
Telefonaktiebolaget LM Ericsson (Sweden)	8,648	23,503
THQ, Inc.*	67	1,437
TIBCO Software, Inc.*	355	2,741
ValueClick, Inc.*	753	15,143
Veeco Instruments, Inc.*	753	14,480
Xerox Corp.	1,249	16,961
		896,221
MATERIALS—2.0%
A. Schulman, Inc.	250	5,648
Alcoa, Inc.	753	30,564
Anglo American PLC (United Kingdom)	677	45,743
AptarGroup, Inc.	33	1,476
ArcelorMittal (Luxembourg)	126	12,497
BASF AG (Germany)	50	7,489
Bayer AG (Germany)	80	7,086
BHP Billiton Ltd. (Australia)	698	28,950
BHP Billiton PLC (United Kingdom)	1,013	38,316
CF Industries Holdings, Inc.	250	34,225
Dow Chemical (The) Co.	585	23,634
E.I. du Pont de Nemours & Co.	753	36,076
Glatfelter	163	2,540
Headwaters, Inc.*	290	3,152
JFE Holdings, Inc. (Japan)	505	28,511
NIPPON STEEL Corp. (Japan)	5,020	31,338
Rio Tinto PLC (United Kingdom)	365	43,675
Rockwood Holdings, Inc.*	40	1,469
Southern Copper Corp.	330	36,375
Terra Industries, Inc.	535	23,342
Weyerhaeuser Co.	585	36,462
Xstrata PLC (United Kingdom)	235	18,525
		497,093

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
TELECOMMUNICATION SERVICES—1.2%
Alaska Communications Systems Group, Inc.	283	$3,662
AT&T, Inc.	2,440	97,356
BT Group PLC (United Kingdom)	2,416	10,599
Deutsche Telekom AG (Germany)	70	1,171
France Telecom SA (France)	3	91
Koninklijke (Royal) KPN NV (Netherlands)	570	10,364
Qwest Communications International, Inc.	10,047	48,728
Telefonica SA (Spain)	1,123	32,199
Time Warner Telecom, Inc., Class A*	427	7,985
Verizon Communications, Inc.	1,003	38,585
Vodafone Group PLC (United Kingdom)	18,048	57,869
		308,609
UTILITIES—1.3%
ALLETE, Inc.	84	3,731
American Electric Power Co., Inc.	753	31,874
American States Water Co.	70	2,363
Constellation Energy Group, Inc.	589	50,789
E.ON AG (Germany)	60	12,752
Endesa SA (Spain)	565	28,993
Enel S.p.A (Italy)	812	9,117
Exelon Corp.	1,249	109,911
MGE Energy, Inc.	142	4,878
National Grid PLC (United Kingdom)	918	13,534
PNM Resources, Inc.	250	3,713
RWE AG (Germany)	55	7,102
Suez SA (France)	111	8,263
Tokyo Electric Power (The) Co., Inc. (Japan)	1,004	24,443
Westar Energy, Inc.	250	6,000
		317,463
Total Common Stocks (Cost $8,094,282)		7,683,611
RIGHTS—0.0%
FINANCIALS—0.0%
UBS AG Rights, expiring 6/12/08 (Cost $0)	1,084	1,442
	Principal Amount	Market Value
CORPORATE BONDS—35.8%
CONSUMER DISCRETIONARY—1.9%
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	$189,000	208,642
Daimler Finance North America LLC 7.30%, 1/15/12	102,000	108,221
Home Depot (The), Inc. 5.40%, 3/01/16	177,000	166,862
		483,725
CONSUMER STAPLES—1.7%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	127,000	124,594
Kroger (The) Co. 5.50%, 2/01/13	77,000	77,543
Wal-Mart Stores, Inc. 4.55%, 5/01/13	230,000	232,307
		434,444

	Principal Amount	Market Value
ENERGY—2.2%
Apache Corp. 5.25%, 4/15/13	$105,000	$106,589
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	100,000	97,213
Hess Corp. 6.65%, 8/15/11	135,000	141,794
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	59,000	61,031
Spectra Energy Capital LLC 6.25%, 2/15/13	152,000	154,632
		561,259
FINANCIALS—23.7%
American General Finance Corp., Series H MTN 5.375%, 10/01/12	203,000	196,559
Ameriprise Financial, Inc. 5.35%, 11/15/10	137,000	137,384
Bank of America Corp. 4.50%, 8/01/10	310,000	312,590
4.875%, 1/15/13	27,000	26,666
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	102,000	106,905
Boston Properties LP 6.25%, 1/15/13	184,000	187,821
Capital One Financial Corp. 6.15%, 9/01/16	152,000	135,608
Citigroup, Inc. 6.00%, 2/21/12	608,000	618,668
European Investment Bank (Supranational) 4.625%, 5/15/14	205,000	210,320
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	187,000	193,483
Genworth Financial, Inc. 5.75%, 6/15/14	102,000	99,491
Goldman Sachs Group, LP 5.00%, 10/01/14	357,000	342,098
Goldman Sachs Group (The), Inc. 3.875%, 1/15/09	127,000	127,024
HSBC Finance Corp. 6.375%, 11/27/12	257,000	264,751
5.50%, 1/19/16	100,000	96,895
International Lease Finance Corp. Series Q MTN 5.75%, 6/15/11	257,000	254,016
iStar Financial, Inc., Series 1 5.875%, 3/15/16	93,000	80,216
John Deere Capital Corp. 7.00%, 3/15/12	102,000	109,819
JPMorgan Chase & Co. 5.75%, 1/02/13	127,000	130,218
Kreditanstalt fuer Wiederaufbau (Germany) 4.25%, 6/15/10	187,000	191,697
Lehman Brothers Holdings, Inc. MTN 5.50%, 4/04/16	152,000	137,265
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	150,000	147,461
Merrill Lynch & Co, Inc., Series C MTN 5.00%, 1/15/15	407,000	376,142
MetLife, Inc. 5.00%, 6/15/15	102,000	99,313

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Principal Amount	Market Value
FINANCIALS (Continued)
Morgan Stanley 5.05%, 1/21/11	$100,000	$97,777
5.30%, 3/01/13	273,000	266,197
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	112,000	119,593
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	144,000	136,862
SLM Corp., Series A MTN 5.375%, 5/15/14	68,000	57,776
Wachovia Corp. 5.25%, 8/01/14	357,000	346,189
Wells Fargo & Co. 5.00%, 11/15/14	317,000	308,594
		5,915,398
HEALTH CARE—1.3%
AmerisourceBergen Corp. 5.875%, 9/15/15	102,000	98,579
UnitedHealth Group, Inc. 4.875%, 3/15/15	147,000	134,802
WellPoint, Inc. 5.25%, 1/15/16	95,000	88,783
		322,164
INDUSTRIALS—0.6%
United Technologies Corp. 4.375%, 5/01/10	152,000	153,466
INFORMATION TECHNOLOGY—0.9%
International Business Machines Corp. 4.25%, 9/15/09	112,000	113,391
Oracle Corp. 5.25%, 1/15/16	112,000	111,122
		224,513
MATERIALS—0.7%
Alcoa, Inc. 6.00%, 1/15/12	160,000	162,754
TELECOMMUNICATION SERVICES—1.6%
Embarq Corp. 7.082%, 6/01/16	82,000	79,861
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	294,000	315,154
		395,015
UTILITIES—1.2%
Constellation Energy Group, Inc. 4.55%, 6/15/15	85,000	76,554
Dominion Resources, Inc., Series C 5.15%, 7/15/15	167,000	161,945
Exelon Generation Co. LLC 5.35%, 1/15/14	59,000	56,859
		295,358
Total Corporate Bonds (Amortized Cost $9,019,929)		8,948,096

	Principal Amount	Market Value
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—29.3%
FEDERAL HOME LOAN MORTGAGE CORP.—5.2%
4.50%, 1/15/13	$1,268,000	$1,294,935
FEDERAL NATIONAL MORTGAGE ASSOCIATION—6.1%
5.00%, 9/15/08	908,000	915,575
5.00%, 4/15/15	588,000	610,590
		1,526,165
UNITED STATES TREASURY BONDS/NOTES—18.0%
5.125%, 6/30/08	126,800	127,176
4.75%, 11/15/08	712,800	721,711
6.00%, 8/15/09	2,304,100	2,402,746
3.50%, 2/15/10	799,000	811,859
4.75%, 5/15/14	396,300	422,431
		4,485,923
Total United States Government & Agencies Obligations (Amortized Cost $7,231,424)		7,307,023
SOVEREIGN BONDS—1.4%
Italy Government International Bond (Italy) 6.00%, 2/22/11	220,000	234,510
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	98,000	105,203
Total Sovereign Bonds (Amortized Cost $334,601)		339,713
Total Investments—97.3% (Amortized Cost $24,680,236)		$24,279,885
Cash Equivalents—1.7% (a)		417,350
Other assets less liabilities—1.0%		256,106
Net Assets—100.0%		$24,953,341

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.53% at May 31, 2008.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

COUNTRY BREAKDOWN AS OF MAY 31, 2008

	Market Value	% of Net Assets
United States	$21,164,113	84.9%
United Kingdom	814,204	3.3
Japan	396,252	1.6
Switzerland	309,733	1.2
Germany	293,716	1.2
Italy	292,156	1.2
Supranational	210,320	0.8
Netherlands	192,413	0.8
Spain	155,215	0.6
France	107,385	0.4
Mexico	105,203	0.4
Sweden	55,879	0.2
Bermuda	46,977	0.2
Netherlands Antilles	39,441	0.2
Australia	38,524	0.2
Finland	36,456	0.1
Luxembourg	12,497	0.0
Belgium	4,868	0.0
Cayman Islands	4,533	0.0
Total Investments	24,279,885	97.3
Cash Equivalents	417,350	1.7
Other assets less liabilities	256,106	1.0
Net Assets	$24,953,341	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

May 31, 2008

	Number of Shares	Market Value
COMMON STOCKS—64.3%
CONSUMER DISCRETIONARY—6.9%
Aeropostale, Inc.*	2,186	$76,379
ArvinMeritor, Inc.	3,355	50,224
Brookfield Homes Corp.	2,238	33,794
Cabela's, Inc., Class A*	3,849	53,309
Coach, Inc.*	3,355	121,787
Columbia Sportswear Co.	180	7,888
Comcast Corp., Class A	8,635	194,288
Compagnie Financiere Richemont SA, Class A (Switzerland)	426	26,484
Daimler AG (Germany)	427	32,462
DeVry, Inc.	1,125	64,181
DIRECTV Group (The), Inc.*	8,915	250,512
Fleetwood Enterprises, Inc.*	5,593	23,267
Home Depot (The), Inc.	2,445	66,895
HONDA MOTOR Co. Ltd. (Japan)	2,705	90,453
J. Crew Group, Inc.*	797	29,704
Jo-Ann Stores, Inc.*	1,509	33,968
Johnson Controls, Inc.	746	25,409
Jos. A. Bank Clothiers, Inc.*	1,125	30,600
Lear Corp.*	1,058	27,244
Liberty Global, Inc., Class A*	2,418	86,685
Live Nation, Inc.*	1,507	22,831
Matsushita Electric Industrial Co. Ltd. (Japan)	2,254	51,244
McDonald's Corp.	4,267	253,117
Men's Wearhouse (The), Inc.	1,125	23,321
New York & Co., Inc.*	6,008	50,227
Omnicom Group, Inc.	1,334	65,379
Priceline.com, Inc.*	208	27,982
Regis Corp.	208	6,311
Rent-A-Center, Inc.*	108	2,266
Sony Corp. (Japan)	2,479	123,991
Sotheby's	1,059	28,402
Speedway Motorsports, Inc.	94	2,396
Steven Madden Ltd.*	1,325	27,149
Target Corp.	3,355	179,023
Tempur-Pedic International, Inc.	2,128	22,855
Time Warner, Inc.	7,125	113,145
Toyota Motor Corp. (Japan)	5,424	275,913
Universal Technical Institute, Inc.*	2,238	28,915
Viacom, Inc., Class B*	4,945	177,130
Yum! Brands, Inc.	4,610	183,017
		2,990,147
CONSUMER STAPLES—5.4%
Altria Group, Inc.	4,677	104,110
British American Tobacco PLC (United Kingdom)	842	31,416
Carrefour SA (France)	473	33,129
Coca-Cola (The) Co.	5,261	301,245
ConAgra Foods, Inc.	6,712	158,269
CVS Caremark Corp.	1,125	48,139
Diageo PLC (United Kingdom)	1,701	33,111
Groupe DANONE (France)	423	36,990
Kraft Foods, Inc., Class A	4,475	145,348
Longs Drug Stores Corp.	1,125	53,348
Nestle SA (Switzerland)	581	285,008
Pilgrim's Pride Corp.	1,125	29,250

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Procter & Gamble (The) Co.	7,031	$464,397
Reckitt Benckiser Group PLC (United Kingdom)	94	5,525
Ruddick Corp.	341	12,116
Tesco PLC (United Kingdom)	13,093	107,146
Unilever NV (Netherlands)	2,664	86,960
Unilever PLC (United Kingdom)	499	16,478
Wal-Mart Stores, Inc.	7,125	411,397
		2,363,382
ENERGY—7.9%
Alon USA Energy, Inc.	1,125	17,224
Atwood Oceanics, Inc.*	23	2,344
BG Group PLC (United Kingdom)	2,424	60,645
BP PLC (United Kingdom)	24,952	299,805
Chevron Corp.	3,933	389,957
ConocoPhillips	3,569	332,274
Dril-Quip, Inc.*	1,094	63,824
ENI S.p.A (Italy)	1,004	40,848
EOG Resources, Inc.	3,043	391,421
Exxon Mobil Corp.	6,326	561,496
Halliburton Co.	199	9,667
International Coal Group, Inc.*	11,719	118,010
Newpark Resources, Inc.*	6,207	43,759
Occidental Petroleum Corp.	1,325	121,807
Oil States International, Inc.*	1,125	65,723
Oilsands Quest, Inc.*	6,906	31,560
PetroHawk Energy Corp.*	2,445	71,834
Petroleum Development Corp.*	1,125	77,738
Royal Dutch Shell PLC, Class A (United Kingdom)	5,072	215,501
Royal Dutch Shell PLC, Class B (United Kingdom)	3,779	157,203
Schlumberger Ltd. (Netherlands Antilles)	1,579	159,684
Total SA (France)	1,293	112,706
W-H Energy Services, Inc.*	964	82,451
		3,427,481
FINANCIALS—12.7%
Alexandria Real Estate Equities, Inc. REIT	11	1,147
Allianz SE (Germany)	460	86,992
American Express Co.	8,246	382,201
American International Group, Inc.	2,359	84,924
Apollo Investment Corp.	532	9,603
Aspen Insurance Holdings Ltd. (Bermuda)	1,543	39,439
Assicurazioni Generali S.p.A (Italy)	311	12,919
Australia & New Zealand Banking Group Ltd. (Australia)	211	4,362
Aviva PLC (United Kingdom)	2,220	27,661
AXA (France)	1,325	46,763
Banco Bilbao Vizcaya Argentaria SA (Spain)	797	17,749
Banco Santander SA (Spain)	14,763	307,199
Bank of America Corp.	4,677	159,065
Barclays PLC (United Kingdom)	10,103	74,871
BNP Paribas (France)	512	52,785
Calamos Asset Management, Inc., Class A	2,238	45,275
Cascade Bancorp	2,238	19,627

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
FINANCIALS (Continued)
Charles Schwab (The) Corp.	9,568	$212,218
Citigroup, Inc.	6,008	131,515
CME Group, Inc.	151	64,975
Cohen & Steers, Inc.	1,125	33,953
Commerce Group (The), Inc.	1,125	41,366
Commonwealth Bank of Australia (Australia)	37	1,493
Credit Suisse Group (Switzerland)	2,319	117,864
Deerfield Capital Corp. REIT	9,620	8,947
Delphi Financial Group, Inc., Class A	281	8,118
Digital Realty Trust, Inc. REIT	1,125	47,588
Dollar Financial Corp.*	1,325	26,407
FelCor Lodging Trust, Inc. REIT	2,180	32,395
Fortis (Belgium)	958	23,433
Franklin Resources, Inc.	1,905	192,824
GFI Group, Inc.	834	9,875
Goldman Sachs Group (The), Inc.	332	58,568
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	1,967	38,770
HBOS PLC (United Kingdom)	4,740	37,469
Highwoods Properties, Inc. REIT	1,125	40,500
HSBC Holdings PLC (United Kingdom)	15,070	253,886
ING Groep NV (Netherlands)	2,975	113,456
Intesa Sanpaolo S.p.A (Italy)	2,403	15,740
JPMorgan Chase & Co.	3,569	153,467
Lincoln National Corp.	3,389	186,937
Lloyds TSB Group PLC (United Kingdom)	7,386	56,049
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,200	145,006
Mizuho Financial Group, Inc. (Japan)	17	89,215
Montpelier Re Holdings Ltd. (Bermuda)	600	10,062
Morgan Stanley	1,325	58,605
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	35	6,554
National Australia Bank Ltd. (Australia)	417	12,449
National City Corp.	8,968	52,373
Nationwide Health Properties, Inc. REIT	1,125	38,396
Nomura Holdings, Inc. (Japan)	4,508	76,482
Nordea Bank AB (Sweden)	5,409	87,824
Northern Trust Corp.	2,238	170,088
NYSE Euronext	2,264	144,715
Odyssey Re Holdings Corp.	1,121	42,082
optionsXpress Holdings, Inc.	1,325	30,263
PHH Corp.*	1,125	21,184
Platinum Underwriters Holdings Ltd. (Bermuda)	436	15,465
Post Properties, Inc. REIT	1,125	39,949
Potlatch Corp. REIT	37	1,789
Prudential PLC (United Kingdom)	2,655	34,891
Ramco-Gershenson Properties Trust REIT	1,125	25,144
Realty Income Corp. REIT	1,125	27,563
Royal Bank of Scotland Group PLC (United Kingdom)	14,056	63,471
Simon Property Group, Inc. REIT	1,767	175,569
SLM Corp.*	4,606	104,418
Societe Generale (France)	263	27,302
Sumitomo Mitsui Financial Group, Inc. (Japan)	9	77,327
SVB Financial Group*	1,180	60,475
Swiss Re (Switzerland)	177	13,714

	Number of Shares	Market Value
FINANCIALS (Continued)
UBS AG (Switzerland)*	4,433	$106,502
UniCredito Italiano S.p.A (Italy)	9,659	67,435
Vornado Realty Trust REIT	1,334	130,372
Wachovia Corp.	3,780	89,964
Waddell & Reed Financial, Inc., Class A	209	7,390
Washington Real Estate Investment Trust REIT	208	7,008
Wells Fargo & Co.	2,655	73,198
Westpac Banking Corp. (Australia)	1,424	31,567
Zurich Financial Services AG (Switzerland)	281	82,236
		5,528,442
HEALTH CARE—7.8%
Abbott Laboratories	3,569	201,113
Alexion Pharmaceuticals, Inc.*	469	33,463
AMERIGROUP Corp.*	1,125	31,061
AstraZeneca PLC (United Kingdom)	1,199	52,247
Auxilium Pharmaceuticals, Inc.*	2,846	90,617
Becton, Dickinson & Co.	2,445	206,480
Bio-Rad Laboratories, Inc., Class A*	32	2,863
CIGNA Corp.	2,238	90,863
Dendreon Corp.*	10,437	54,272
Genzyme Corp.*	3,434	235,092
GlaxoSmithKline PLC (United Kingdom)	5,575	122,678
Hologic, Inc.*	1,884	45,273
Illumina, Inc.*	788	61,842
Inverness Medical Innovations, Inc.*	34	1,243
Johnson & Johnson	6,008	400,973
Kindred Healthcare, Inc.*	273	7,532
Magellan Health Services, Inc.*	1,125	45,281
McKesson Corp.	2,238	129,021
Merck & Co., Inc.	4,677	182,216
Novartis AG (Switzerland)	3,367	176,447
Perrigo Co.	505	18,488
Pfizer, Inc.	19,190	371,518
Psychiatric Solutions, Inc.*	208	7,586
Roche Holding AG (Switzerland)	1,217	209,327
Sanofi-Aventis SA (France)	190	14,146
Sirona Dental Systems, Inc.*	1,125	33,368
STERIS Corp.	494	14,944
Sunrise Senior Living, Inc.*	216	5,720
Takeda Pharmaceutical Co. Ltd. (Japan)	902	52,207
Thermo Fisher Scientific, Inc.*	4,839	285,598
UnitedHealth Group, Inc.	4,182	143,066
WellPoint, Inc.*	1,334	74,464
		3,401,009
INDUSTRIALS—6.7%
ABB Ltd. (Switzerland)	3,011	97,586
ABM Industries, Inc.	389	8,492
Acuity Brands, Inc.	116	6,177
Aecom Technology Corp.*	2,655	85,518
Allegiant Travel Co.*	1,687	35,258
Belden, Inc.	1,125	47,126
Boeing Co.	1,125	93,116
Brady Corp., Class A	1,125	43,549
Caterpillar, Inc.	2,238	184,948
CDI Corp.	1,325	37,763

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Compagnie de Saint-Gobain (France)	614	$49,465
Curtiss-Wright Corp.	107	5,512
Danaher Corp.	540	42,217
Emerson Electric Co.	1,325	77,089
FedEx Corp.	408	37,418
FreightCar America, Inc.	128	5,581
Fuel Tech, Inc.*	2,814	71,588
General Electric Co.	8,914	273,837
Granite Construction, Inc.	1,125	41,141
IKON Office Solutions, Inc.	400	4,836
Illinois Tool Works, Inc.	2,238	120,181
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	399	17,572
JetBlue Airways Corp.*	3,996	15,864
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,388	53,235
Manpower, Inc.	1,125	70,875
Mitsubishi Corp. (Japan)	2,705	93,271
Northrop Grumman Corp.	2,445	184,500
PACCAR, Inc.	432	23,064
Raven Industries, Inc.	1,125	42,469
Regal-Beloit Corp.	168	7,812
Seaboard Corp.	18	32,310
Siemens AG (Germany)	527	59,720
Simpson Manufacturing Co., Inc.	2,238	59,038
Trane, Inc.	3,142	145,852
Union Pacific Corp.	1,950	160,505
United Parcel Service, Inc., Class B	1,196	84,940
United Stationers, Inc.*	1,125	47,633
United Technologies Corp.	5,649	401,304
Waste Connections, Inc.*	322	10,571
Watson Wyatt Worldwide, Inc., Class A	208	12,183
		2,891,116
INFORMATION TECHNOLOGY—7.6%
Accenture Ltd., Class A (Bermuda)	853	34,819
Agilysys, Inc.	2,445	25,526
Amkor Technology, Inc.*	2,655	28,302
Anixter International, Inc.*	1,113	72,356
Ansoft Corp.*	2,158	78,724
CANON, Inc. (Japan)	2,592	139,710
Cisco Systems, Inc.*	6,712	179,345
eBay, Inc.*	4,475	134,295
Entegris, Inc.*	506	3,891
Equinix, Inc.*	545	52,042
FLIR Systems, Inc.*	2,248	88,616
Foundry Networks, Inc.*	2,445	33,252
Google, Inc., Class A*	243	142,349
Hewlett-Packard Co.	2,234	105,132
Intel Corp.	6,712	155,584
International Business Machines Corp.	1,148	148,586
Ixia*	5,593	45,247
Jack Henry & Associates, Inc.	208	4,950
Juniper Networks, Inc.*	2,445	67,286
Lawson Software, Inc.*	4,105	35,796
MICROS Systems, Inc.*	2,130	70,226
Microsoft Corp.	11,657	330,127
Motorola, Inc.	26,782	249,876
Nintendo Co. Ltd. (Japan)	104	57,140
Nokia Oyj (Finland)	4,005	115,330

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Nuance Communications, Inc.*	1,858	$36,640
ON Semiconductor Corp.*	2,655	26,258
Orbcomm, Inc.*	4,187	25,918
Perficient, Inc.*	2,238	23,745
Perot Systems Corp., Class A*	2,238	36,972
Photronics, Inc.*	1,040	9,339
Quest Software, Inc.*	212	3,606
SAIC, Inc.*	2,799	55,784
SAP AG (Germany)	680	37,536
SAVVIS, Inc.*	851	14,195
Sonus Networks, Inc.*	5,392	23,132
Spansion, Inc., Class A*	4,376	13,784
Sun Microsystems, Inc.*	11,550	149,572
Sybase, Inc.*	408	13,064
Symantec Corp.*	6,712	145,852
Telefonaktiebolaget LM Ericsson (Sweden)	46,205	125,574
THQ, Inc.*	1,125	24,131
TIBCO Software, Inc.*	541	4,177
ValueClick, Inc.*	1,325	26,646
Veeco Instruments, Inc.*	2,238	43,037
Xerox Corp.	3,978	54,021
		3,291,490
MATERIALS—4.1%
A. Schulman, Inc.	1,325	29,932
Alcoa, Inc.	2,238	90,840
Anglo American PLC (United Kingdom)	2,368	159,997
Aptargroup, Inc.	1,125	50,310
ArcelorMittal (Luxembourg)	536	53,160
BASF AG (Germany)	108	16,174
Bayer AG (Germany)	500	44,290
BHP Billiton Ltd. (Australia)	2,211	91,701
BHP Billiton PLC (United Kingdom)	3,551	134,315
CF Industries Holdings, Inc.	831	113,764
Dow Chemical (The) Co.	1,694	68,438
E.I. du Pont de Nemours and Co.	3,355	160,738
Glatfelter	859	13,383
Greif, Inc., Class A	1,121	75,152
Headwaters, Inc.*	1,038	11,283
JFE Holdings, Inc. (Japan)	902	50,925
Newmont Mining Corp.	350	16,636
NIPPON STEEL Corp. (Japan)	9,016	56,283
Rio Tinto PLC (United Kingdom)	1,378	164,891
Rockwood Holdings, Inc.*	1,125	41,310
Southern Copper Corp.	1,253	138,118
Terra Industries, Inc.	1,235	53,883
Weyerhaeuser Co.	1,776	110,698
Worthington Industries, Inc.	172	3,430
Xstrata PLC (United Kingdom)	689	54,314
		1,803,965
TELECOMMUNICATION SERVICES—2.6%
Alaska Communications Systems Group, Inc.	584	7,557
AT&T, Inc.	8,973	358,024
BT Group PLC (United Kingdom)	6,333	27,784
Deutsche Telekom AG (Germany)	372	6,220
Koninklijke (Royal) KPN NV (Netherlands)	1,033	18,782
Qwest Communications International, Inc.	37,497	181,860
Telefonica SA (Spain)	4,271	122,459

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
TELECOMMUNICATION SERVICES (Continued)
Time Warner Telecom, Inc., Class A*	1,552	$29,022
Verizon Communications, Inc.	4,475	172,153
Vodafone Group PLC (United Kingdom)	69,410	222,556
		1,146,417
UTILITIES—2.6%
American Electric Power Co., Inc.	3,355	142,017
Constellation Energy Group, Inc.	1,785	153,921
E.ON AG (Germany)	373	79,274
Endesa SA (Spain)	2,145	110,070
Enel S.p.A (Italy)	4,010	45,024
Exelon Corp.	4,526	398,288
MGE Energy, Inc.	423	14,530
National Grid PLC (United Kingdom)	2,355	34,718
PNM Resources, Inc.	408	6,059
RWE AG (Germany)	28	3,616
Suez SA (France)	643	47,864
Tokyo Electric Power (The) Co., Inc. (Japan)	3,719	90,540
Westar Energy, Inc.	588	14,112
		1,140,033
Total Common Stocks (Cost $29,492,362)		27,983,482
RIGHTS—0.0%
FINANCIALS—0.0%
UBS AG Rights, expiring 6/12/08 (Cost $0)	3,934	5,234
	Principal Amount	Market Value
CORPORATE BONDS—22.2%
CONSUMER DISCRETIONARY—1.7%
CBS Corp. 7.875%, 7/30/30	$45,000	46,679
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	137,000	151,237
Daimler Finance North America LLC 7.30%, 1/15/12	136,000	144,295
Home Depot (The), Inc. 5.40%, 3/01/16	152,000	143,294
News America, Inc. 6.20%, 12/15/34	90,000	84,186
Time Warner, Inc. 7.70%, 5/01/32	90,000	94,433
Viacom, Inc. 6.25%, 4/30/16	81,000	80,388
		744,512
CONSUMER STAPLES—0.7%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	99,000	120,018
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	81,000	79,465
Kroger (The) Co. 5.50%, 2/01/13	72,000	72,508
Pepsi Bottling Group (The), Inc., Series B 7.00%, 3/01/29	48,000	53,494
		325,485

	Principal Amount	Market Value
ENERGY—2.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16	$152,000	$153,417
Apache Corp. 5.25%, 4/15/13	99,000	100,499
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	54,000	53,359
ConocoPhillips 5.90%, 10/15/32	169,000	166,516
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	108,000	104,990
Hess Corp. 6.65%, 8/15/11	127,000	133,392
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	54,000	55,858
Spectra Energy Capital LLC 6.25%, 2/15/13	136,000	138,355
		906,386
FINANCIALS—12.9%
Allstate (The) Corp. 5.55%, 5/09/35	90,000	77,427
American General Finance Corp., Series H MTN 5.375%, 10/01/12	282,000	273,052
Bank of America Corp. 4.875%, 1/15/13	338,000	333,816
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	146,000	153,021
Boston Properties LP 6.25%, 1/15/13	178,000	181,697
Capital One Financial Corp. 6.15%, 9/01/16	155,000	138,285
Citigroup, Inc. 6.00%, 2/21/12	607,000	617,648
Credit Suisse (USA), Inc. 7.125%, 7/15/32	127,000	136,021
European Investment Bank (Supranational) 4.625%, 5/15/14	152,000	155,945
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	108,000	111,744
6.75%, 3/15/32	54,000	54,795
Goldman Sachs Group, LP 5.00%, 10/01/14	409,000	391,928
HSBC Finance Corp. 6.375%, 11/27/12	409,000	421,334
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	227,000	231,600
John Deere Capital Corp. 7.00%, 3/15/12	136,000	146,425
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	227,000	235,332
Lehman Brothers Holdings, Inc. MTN 5.50%, 4/04/16	90,000	81,275
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	158,000	155,326
Merrill Lynch & Co, Inc., Series C MTN 5.00%, 1/15/15	264,000	243,984

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Principal Amount	Market Value
FINANCIALS (Continued)
MetLife, Inc. 5.00%, 6/15/15	$182,000	$177,205
Morgan Stanley 5.30%, 3/01/13	418,000	407,583
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	81,000	86,492
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	108,000	102,647
Unilever Capital Corp. 5.90%, 11/15/32	108,000	105,645
Wachovia Corp. 5.25%, 8/01/14	364,000	352,977
Wells Fargo & Co. 5.00%, 11/15/14	255,000	248,238
		5,621,442
HEALTH CARE—0.8%
Abbott Laboratories 5.875%, 5/15/16	54,000	55,913
UnitedHealth Group, Inc. 4.875%, 3/15/15	155,000	142,138
WellPoint, Inc. 5.25%, 1/15/16	108,000	100,933
Wyeth 5.50%, 2/01/14	54,000	54,319
		353,303
INFORMATION TECHNOLOGY—0.2%
Oracle Corp. 5.25%, 1/15/16	81,000	80,365
MATERIALS—0.9%
Alcoa, Inc. 6.00%, 1/15/12	150,000	152,583
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	63,000	61,865
CRH America, Inc. 6.00%, 9/30/16	54,000	50,389
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	54,000	53,724
Weyerhaeuser Co. 7.375%, 3/15/32	90,000	89,110
		407,671
TELECOMMUNICATION SERVICES—1.8%
BellSouth Corp. 6.00%, 11/15/34	106,000	98,438
Embarq Corp. 7.082%, 6/01/16	72,000	70,122
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	327,000	350,528
Verizon Global Funding Corp. 7.75%, 12/01/30	164,000	182,387
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	81,000	79,966
		781,441

	Principal Amount	Market Value
UTILITIES—1.1%
Constellation Energy Group, Inc. 4.55%, 6/15/15	$81,000	$72,952
Dominion Resources, Inc., Series C 5.15%, 7/15/15	152,000	147,397
Exelon Generation Co. LLC 5.35%, 1/15/14	54,000	52,041
FirstEnergy Corp., Series C 7.375%, 11/15/31	54,000	58,264
Oncor Electric Delivery Co. 7.00%, 9/01/22	54,000	52,009
Pacific Gas & Electric Co. 6.05%, 3/01/34	72,000	69,341
		452,004
Total Corporate Bonds (Amortized Cost $9,793,779)		9,672,609
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—10.6%
FEDERAL HOME LOAN MORTGAGE CORP.—3.0%
4.50%, 1/15/13	728,000	743,464
6.25%, 7/15/32	516,000	588,013
		1,331,477
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.9%
5.00%, 4/15/15	364,000	377,984
UNITED STATES TREASURY BONDS/NOTES—6.7%
3.50%, 2/15/10	152,200	154,650
4.75%, 5/15/14	384,300	409,640
7.50%, 11/15/16	234,500	292,081
8.125%, 8/15/19	690,900	919,491
7.625%, 2/15/25	529,700	711,081
6.25%, 5/15/30	355,000	429,356
		2,916,299
Total United States Government & Agencies Obligations (Amortized Cost $4,600,681)		4,625,760
SOVEREIGN BONDS—1.2%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	182,000	232,652
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	264,000	283,404
Total Sovereign Bonds (Amortized Cost $511,465)		516,056
Total Investments—98.3% (Amortized Cost $44,398,287)		$42,803,141
Cash Equivalents—1.0% (a)		414,916
Other assets less liabilities—0.7%		321,364
Net Assets—100.0%		$43,539,421

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.53% at May 31, 2008.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

COUNTRY BREAKDOWN AS OF MAY 31, 2008

	Market Value	% of Net Assets
United States	$33,579,601	77.1%
United Kingdom	2,631,241	6.0
Japan	1,469,707	3.4
Switzerland	1,120,402	2.6
Germany	608,170	1.4
Spain	557,477	1.3
France	421,150	1.0
Supranational	387,545	0.9
Netherlands	351,898	0.8
Canada	286,011	0.6
Mexico	283,404	0.6
Sweden	213,398	0.5
Australia	203,437	0.5
Italy	181,966	0.4
Netherlands Antilles	159,684	0.4
Bermuda	117,357	0.3
Finland	115,330	0.3
Luxembourg	53,160	0.1
Cayman Islands	38,770	0.1
Belgium	23,433	0.0
Total Investments	42,803,141	98.3
Cash Equivalents	414,916	1.0
Other assets less liabilities	321,364	0.7
Net Assets	$43,539,421	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

May 31, 2008

	Number of Shares	Market Value
COMMON STOCKS—88.1%
CONSUMER DISCRETIONARY—9.5%
Aeropostale, Inc.*	2,301	$80,397
ArvinMeritor, Inc.	2,161	32,350
Brookfield Homes Corp.	2,301	34,745
Coach, Inc.*	3,823	138,775
Comcast Corp., Class A	8,967	201,758
Compagnie Financiere Richemont SA, Class A (Switzerland)	776	48,242
Daimler AG (Germany)	719	54,661
DeVry, Inc.	1,688	96,300
DIRECTV Group (The), Inc.*	8,408	236,266
Home Depot (The), Inc.	1,609	44,022
HONDA MOTOR Co. Ltd. (Japan)	3,504	117,171
J. Crew Group, Inc.*	1,062	39,581
Jo-Ann Stores, Inc.*	2,525	56,838
Johnson Controls, Inc.	774	26,362
Jos. A. Bank Clothiers, Inc.*	1,532	41,670
Lear Corp.*	1,425	36,694
Liberty Global, Inc., Class A*	2,185	78,332
Live Nation, Inc.*	2,011	30,467
Matsushita Electric Industrial Co. Ltd. (Japan)	2,168	49,289
McDonald's Corp.	3,823	226,781
Men's Wearhouse (The), Inc.	769	15,941
New York & Co., Inc.*	6,885	57,559
Omnicom Group, Inc.	750	36,758
Priceline.com, Inc.*	721	96,996
Regis Corp.	769	23,331
Rent-A-Center, Inc.*	769	16,134
Sony Corp. (Japan)	2,336	116,839
Sotheby's	1,481	39,720
Steven Madden Ltd.*	2,301	47,147
Target Corp.	3,061	163,335
Tempur-Pedic International, Inc.	1,536	16,497
Time Warner, Inc.	8,408	133,519
Toyota Motor Corp. (Japan)	5,723	291,123
Universal Technical Institute, Inc.*	2,301	29,729
Viacom, Inc., Class B*	5,231	187,374
Yum! Brands, Inc.	4,791	190,203
		3,132,906
CONSUMER STAPLES—7.3%
Altria Group, Inc.	4,591	102,196
British American Tobacco PLC (United Kingdom)	2,057	76,748
Carrefour SA (France)	496	34,740
Coca-Cola (The) Co.	4,591	262,881
ConAgra Foods, Inc.	6,120	144,310
CVS Caremark Corp.	1,536	65,725
Diageo PLC (United Kingdom)	2,866	55,788
Groupe DANONE (France)	174	15,216
Kraft Foods, Inc., Class A	3,823	124,171
Longs Drug Stores Corp.	768	36,419
Nestle SA (Switzerland)	635	311,498
Pilgrim's Pride Corp.	1,532	39,832
Procter & Gamble (The) Co.	7,361	486,193
Tesco PLC (United Kingdom)	13,334	109,118
Unilever NV (Netherlands)	2,901	94,697

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Unilever PLC (United Kingdom)	277	$9,147
Wal-Mart Stores, Inc.	7,554	436,168
		2,404,847
ENERGY—10.7%
Alon USA Energy, Inc.	1,532	23,455
Atwood Oceanics, Inc.*	23	2,344
BG Group PLC (United Kingdom)	4,095	102,451
BP PLC (United Kingdom)	25,096	301,536
Chevron Corp.	4,591	455,198
ConocoPhillips	3,823	355,921
Dril-Quip, Inc.*	768	44,805
ENI S.p.A (Italy)	1,285	52,280
EOG Resources, Inc.	3,174	408,272
Exxon Mobil Corp.	6,567	582,887
Halliburton Co.	206	10,007
International Coal Group, Inc.*	12,172	122,572
Newpark Resources, Inc.*	8,408	59,276
Occidental Petroleum Corp.	1,534	141,021
Oil States International, Inc.*	768	44,867
Oilsands Quest, Inc.*	9,267	42,350
PetroHawk Energy Corp.*	3,061	89,932
Petroleum Development Corp.*	769	53,138
Royal Dutch Shell PLC, Class A (United Kingdom)	4,556	193,577
Royal Dutch Shell PLC, Class B (United Kingdom)	3,389	140,979
Schlumberger Ltd. (Netherlands Antilles)	1,439	145,526
Total SA (France)	1,202	104,774
W-H Energy Services, Inc.*	769	65,773
		3,542,941
FINANCIALS—17.3%
Allianz SE (Germany)	352	66,568
American Express Co.	9,254	428,923
American International Group, Inc.	2,483	89,388
Aspen Insurance Holdings Ltd. (Bermuda)	1,390	35,528
Assicurazioni Generali S.p.A (Italy)	528	21,933
Aviva PLC (United Kingdom)	3,774	47,024
AXA (France)	1,295	45,704
Banco Bilbao Vizcaya Argentaria SA (Spain)	649	14,453
Banco Santander SA (Spain)	15,402	320,496
Bank of America Corp.	5,353	182,056
Barclays PLC (United Kingdom)	9,091	67,371
BNP Paribas (France)	559	57,631
Calamos Asset Management, Inc., Class A	1,532	30,992
Cascade Bancorp	2,301	20,180
Charles Schwab (The) Corp.	9,992	221,623
Citigroup, Inc.	8,288	181,424
CME Group, Inc.	141	60,672
Cohen & Steers, Inc.	1,532	46,236
Commerce Group (The), Inc.	769	28,276
Commonwealth Bank of Australia (Australia)	41	1,654
Credit Suisse Group (Switzerland)	2,085	105,972
Deerfield Capital Corp. REIT	9,657	8,981
Delphi Financial Group, Inc., Class A	433	12,509
Digital Realty Trust, Inc. REIT	1,532	64,804

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
FINANCIALS (Continued)
Dollar Financial Corp.*	1,532	$30,533
Fortis (Belgium)	994	24,314
Franklin Resources, Inc.	2,019	204,363
GAMCO Investors, Inc., Class A	769	40,826
GFI Group, Inc.	3,074	36,396
Goldman Sachs Group (The), Inc.	422	74,445
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	1,771	34,906
HBOS PLC (United Kingdom)	5,381	42,536
Highwoods Properties, Inc. REIT	1,532	55,152
HSBC Holdings PLC (United Kingdom)	16,657	280,622
ING Groep NV (Netherlands)	2,364	90,154
Intesa Sanpaolo S.p.A (Italy)	1,446	9,472
JPMorgan Chase & Co.	3,823	164,389
Lincoln National Corp.	3,542	195,377
Lloyds TSB Group PLC (United Kingdom)	6,629	50,305
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,980	122,337
Mizuho Financial Group, Inc. (Japan)	16	83,967
Morgan Stanley	550	24,327
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	62	11,610
National Australia Bank Ltd. (Australia)	416	12,419
National City Corp.	14,031	81,941
Nationwide Health Properties, Inc. REIT	769	26,246
Nomura Holdings, Inc. (Japan)	4,205	71,341
Nordea Bank AB (Sweden)	2,803	45,511
Northern Trust Corp.	1,532	116,432
NYSE Euronext	2,449	156,540
Odyssey Re Holdings Corp.	769	28,868
optionsXpress Holdings, Inc.	1,532	34,991
PHH Corp.*	1,532	28,848
Platinum Underwriters Holdings Ltd. (Bermuda)	999	35,435
Post Properties, Inc. REIT	769	27,307
Prudential PLC (United Kingdom)	3,565	46,850
Ramco-Gershenson Properties Trust REIT	769	17,187
Realty Income Corp. REIT	1,532	37,534
Royal Bank of Scotland Group PLC (United Kingdom)	20,811	93,974
Simon Property Group, Inc. REIT	1,837	182,524
SLM Corp.*	4,785	108,476
Societe Generale (France)	294	30,520
Sumitomo Mitsui Financial Group, Inc. (Japan)	14	120,286
SVB Financial Group*	768	39,360
Swiss Re (Switzerland)	146	11,312
UBS AG (Switzerland)*	3,984	95,715
UniCredito Italiano S.p.A (Italy)	8,304	57,975
Vornado Realty Trust REIT	1,574	153,827
Wachovia Corp.	2,795	66,521
Waddell & Reed Financial, Inc., Class A	1,532	54,172
Washington Real Estate Investment Trust REIT	768	25,874
Wells Fargo & Co.	2,420	66,719
Westpac Banking Corp. (Australia)	1,446	32,054
Zurich Financial Services AG (Switzerland)	273	79,894
		5,723,082
HEALTH CARE—10.9%
Abbott Laboratories	3,872	218,187
Alexion Pharmaceuticals, Inc.*	656	46,806

	Number of Shares	Market Value
HEALTH CARE (Continued)
AMERIGROUP Corp.*	1,534	$42,354
AstraZeneca PLC (United Kingdom)	994	43,314
Auxilium Pharmaceuticals, Inc.*	2,157	68,679
Becton, Dickinson & Co.	2,921	246,678
CIGNA Corp.	2,301	93,421
Dendreon Corp.*	5,706	29,671
Genzyme Corp.*	3,672	251,385
GlaxoSmithKline PLC (United Kingdom)	5,287	116,340
Hologic, Inc.*	1,537	36,934
Illumina, Inc.*	769	60,351
Inverness Medical Innovations, Inc.*	35	1,280
Johnson & Johnson	6,465	431,473
Magellan Health Services, Inc.*	768	30,912
McKesson Corp.	2,301	132,653
Merck & Co., Inc.	5,072	197,605
Novartis AG (Switzerland)	3,771	197,619
Perrigo Co.	1,532	56,087
Pfizer, Inc.	19,924	385,728
Psychiatric Solutions, Inc.*	768	28,009
Roche Holding AG (Switzerland)	1,139	195,911
Sanofi-Aventis SA (France)	285	21,220
Sirona Dental Systems, Inc.*	1,534	45,498
STERIS Corp.	1,532	46,343
Takeda Pharmaceutical Co. Ltd. (Japan)	679	39,300
Thermo Fisher Scientific, Inc.*	5,081	299,881
UnitedHealth Group, Inc.	3,823	130,785
WellPoint, Inc.*	1,534	85,628
		3,580,052
INDUSTRIALS—9.1%
ABB Ltd. (Switzerland)	4,335	140,496
ABM Industries, Inc.	1,536	33,531
Aecom Technology Corp.*	2,758	88,835
Allegiant Travel Co.*	1,525	31,873
Belden, Inc.	769	32,213
Boeing Co.	1,532	126,804
Caterpillar, Inc.	2,301	190,155
CDI Corp.	1,532	43,662
Compagnie de Saint-Gobain (France)	322	25,941
Danaher Corp.	769	60,120
Emerson Electric Co.	1,532	89,132
FedEx Corp.	769	70,525
Fuel Tech, Inc.*	1,921	48,870
General Electric Co.	9,943	305,449
Granite Construction, Inc.	769	28,122
Illinois Tool Works, Inc.	1,534	82,376
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	860	37,874
JetBlue Airways Corp.*	5,353	21,251
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,502	57,608
Manpower, Inc.	1,534	96,642
Mitsubishi Corp. (Japan)	2,102	72,479
Northrop Grumman Corp.	2,404	181,406
PACCAR, Inc.	730	38,975
Raven Industries, Inc.	1,534	57,909
Seaboard Corp.	21	37,695
Siemens AG (Germany)	591	66,973
Simpson Manufacturing Co., Inc.	1,532	40,414

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Trane, Inc.	3,267	$151,654
Union Pacific Corp.	1,538	126,593
United Parcel Service, Inc., Class B	2,301	163,417
United Stationers, Inc.*	769	32,559
United Technologies Corp.	5,988	425,387
		3,006,940
INFORMATION TECHNOLOGY—10.4%
Accenture Ltd., Class A (Bermuda)	1,771	72,292
Agilysys, Inc.	2,301	24,022
Amkor Technology, Inc.*	4,591	48,940
CANON, Inc. (Japan)	2,603	140,303
Cisco Systems, Inc.*	6,120	163,526
eBay, Inc.*	3,823	114,728
FLIR Systems, Inc.*	1,536	60,549
Foundry Networks, Inc.*	2,301	31,294
Google, Inc., Class A*	402	235,491
Hewlett-Packard Co.	2,301	108,285
Intel Corp.	5,353	124,083
International Business Machines Corp.	1,192	154,281
Itron, Inc.*	769	75,039
Ixia*	5,353	43,306
Jack Henry & Associates, Inc.	1,532	36,462
Juniper Networks, Inc.*	3,061	84,239
Lawson Software, Inc.*	3,676	32,055
MICROS Systems, Inc.*	1,536	50,642
Microsoft Corp.	11,749	332,731
MKS Instruments, Inc.*	769	18,118
Motorola, Inc.	30,304	282,735
Nintendo Co. Ltd. (Japan)	154	84,611
Nokia Oyj (Finland)	4,311	124,142
Nuance Communications, Inc.*	4,072	80,300
ON Semiconductor Corp.*	4,591	45,405
Orbcomm, Inc.*	5,611	34,732
Perficient, Inc.*	769	8,159
Perot Systems Corp., Class A*	2,301	38,013
SAIC, Inc.*	1,055	21,026
SAP AG (Germany)	362	19,982
SAVVIS, Inc.*	1,139	18,999
Sonus Networks, Inc.*	7,157	30,704
Spansion, Inc., Class A*	1,432	4,511
Sun Microsystems, Inc.*	12,729	164,840
Sybase, Inc.*	1,532	49,055
Symantec Corp.*	5,353	116,321
Telefonaktiebolaget LM Ericsson (Sweden)	49,055	133,320
THQ, Inc.*	1,532	32,861
ValueClick, Inc.*	2,301	46,273
Veeco Instruments, Inc.*	2,301	44,248
Xerox Corp.	6,120	83,110
		3,413,733
MATERIALS—5.7%
A. Schulman, Inc.	1,536	34,698
Alcoa, Inc.	2,301	93,398
Anglo American PLC (United Kingdom)	2,106	142,294
Aptargroup, Inc.	769	34,390
ArcelorMittal (Luxembourg)	284	28,167
BASF AG (Germany)	301	45,079

	Number of Shares	Market Value
MATERIALS (Continued)
Bayer AG (Germany)	475	$42,076
BHP Billiton Ltd. (Australia)	1,997	82,826
BHP Billiton PLC (United Kingdom)	3,918	148,196
CF Industries Holdings, Inc.	1,002	137,174
Dow Chemical (The) Co.	2,301	92,960
E.I. du Pont de Nemours & Co.	3,061	146,652
Glatfelter	1,536	23,931
Greif, Inc., Class A	769	51,554
Headwaters, Inc.*	2,301	25,012
Hercules, Inc.	691	14,255
JFE Holdings, Inc. (Japan)	701	39,577
Newmont Mining Corp.	297	14,116
NIPPON STEEL Corp. (Japan)	14,016	87,496
Rio Tinto PLC (United Kingdom)	1,529	182,959
Rockwood Holdings, Inc.*	769	28,238
Southern Copper Corp.	1,312	144,622
Terra Industries, Inc.	1,975	86,169
Weyerhaeuser Co.	1,532	95,490
Xstrata PLC (United Kingdom)	712	56,127
		1,877,456
TELECOMMUNICATION SERVICES—3.5%
AT&T, Inc.	8,408	335,479
BT Group PLC (United Kingdom)	18,183	79,772
Koninklijke (Royal) KPN NV (Netherlands)	451	8,200
Qwest Communications International, Inc.	41,964	203,525
Telefonica SA (Spain)	4,443	127,391
Time Warner Telecom, Inc., Class A*	2,078	38,859
Verizon Communications, Inc.	3,823	147,071
Vodafone Group PLC (United Kingdom)	69,962	224,325
		1,164,622
UTILITIES—3.7%
American Electric Power Co., Inc.	2,301	97,401
American States Water Co.	768	25,920
Constellation Energy Group, Inc.	1,879	162,026
E.ON AG (Germany)	376	79,912
Endesa SA (Spain)	2,598	133,316
Enel S.p.A (Italy)	4,157	46,675
Exelon Corp.	4,640	408,319
MGE Energy, Inc.	769	26,415
National Grid PLC (United Kingdom)	563	8,300
PNM Resources, Inc.	1,536	22,810
Suez SA (France)	1,188	88,434
Tokyo Electric Power (The) Co., Inc. (Japan)	3,737	90,978
Westar Energy, Inc.	1,392	33,408
		1,223,914
Total Common Stocks (Cost $30,844,128)		29,070,493
RIGHTS—0.0%
FINANCIALS—0.0%
UBS AG Rights, expiring 6/12/08 (Cost $0)	3,984	5,301

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Principal Amount	Market Value
CORPORATE BONDS—8.1%
CONSUMER DISCRETIONARY—1.2%
CBS Corp. 7.875%, 7/30/30	$70,000	$72,611
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	7,000	7,727
Comcast Corp. 6.45%, 3/15/37	70,000	67,152
Home Depot (The), Inc. 5.40%, 3/01/16	21,000	19,797
News America, Inc. 6.20%, 12/15/34	78,000	72,962
Time Warner Cable, Inc. 6.55%, 5/01/37	72,000	67,728
Time Warner, Inc. 7.70%, 5/01/32	69,000	72,398
Viacom, Inc. 6.25%, 4/30/16	13,000	12,902
		393,277
CONSUMER STAPLES—0.5%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	21,000	25,458
Kroger (The) Co. 5.50%, 2/01/13	14,000	14,099
Procter & Gamble (The) Co. 5.55%, 3/05/37	111,000	106,605
Wal-Mart Stores, Inc. 4.55%, 5/01/13	8,000	8,080
		154,242
ENERGY—0.5%
Anadarko Petroleum Corp. 5.95%, 9/15/16	13,000	13,121
Apache Corp. 5.25%, 4/15/13	21,000	21,318
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	12,000	11,857
ConocoPhillips 5.90%, 10/15/32	85,000	83,751
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	12,000	11,666
Spectra Energy Capital LLC 6.25%, 2/15/13	8,000	8,139
		149,852
FINANCIALS—3.2%
Allstate (The) Corp. 5.55%, 5/09/35	90,000	77,427
American Express Co. 6.80%, 9/01/66 (a)	96,000	91,052
American General Finance Corp., Series H MTN 5.375%, 10/01/12	118,000	114,256
Bank of America Corp. 4.875%, 1/15/13	8,000	7,901
Boston Properties LP 6.25%, 1/15/13	6,000	6,125
Capital One Financial Corp. 6.15%, 9/01/16	13,000	11,598

	Principal Amount	Market Value
FINANCIALS (Continued)
Capmark Financial Group, Inc. 6.30%, 5/10/17	$12,000	$8,819
Credit Suisse (USA), Inc. 7.125%, 7/15/32	83,000	88,896
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	77,000	78,134
Goldman Sachs Group, LP 5.00%, 10/01/14	12,000	11,499
HSBC Finance Corp. 6.375%, 11/27/12	48,000	49,448
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	49,000	49,993
iStar Financial, Inc., Series 1 5.875%, 3/15/16	8,000	6,900
JPMorgan Chase & Co. 5.75%, 1/02/13	26,000	26,659
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	35,000	36,285
Lincoln National Corp. 7.00%, 5/17/66 (a)	153,000	141,727
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	14,000	13,763
Morgan Stanley 5.30%, 3/01/13	11,000	10,726
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	8,000	7,603
SLM Corp., Series A MTN 5.375%, 5/15/14	8,000	6,797
Travelers (The) Cos., Inc. 6.25%, 3/15/37	118,000	101,640
Unilever Capital Corp. 5.90%, 11/15/32	83,000	81,190
Wells Fargo & Co. 5.00%, 11/15/14	12,000	11,682
		1,040,120
HEALTH CARE—0.5%
Abbott Laboratories 5.875%, 5/15/16	12,000	12,425
Bristol-Myers Squibb Co. 5.875%, 11/15/36	84,000	78,305
Eli Lilly & Co. 5.55%, 3/15/37	77,000	71,253
WellPoint, Inc. 5.25%, 1/15/16	12,000	11,215
		173,198
INDUSTRIALS—0.4%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	76,000	72,121
CSX Corp. 6.00%, 10/01/36	78,000	67,118
		139,239

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Principal Amount	Market Value
MATERIALS—0.5%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$28,000	$27,496
CRH America, Inc. 6.00%, 9/30/16	10,000	9,331
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	71,000	70,722
Weyerhaeuser Co. 7.375%, 3/15/32	72,000	71,288
		178,837
TELECOMMUNICATION SERVICES—0.5%
BellSouth Corp. 6.00%, 11/15/34	89,000	82,651
Embarq Corp. 7.082%, 6/01/16	9,000	8,765
Verizon Global Funding Corp. 7.75%, 12/01/30	70,000	77,848
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	8,000	7,898
		177,162
UTILITIES—0.8%
Constellation Energy Group 4.55%, 6/15/15	10,000	9,006
Dominion Resources, Inc., Series C 5.15%, 7/15/15	12,000	11,637
Exelon Generation Co. LLC 5.35%, 1/15/14	21,000	20,238
FirstEnergy Corp., Series C 7.375%, 11/15/31	68,000	73,369
Midamerican Energy Holdings Co. 6.125%, 4/01/36	76,000	73,368
Pacific Gas & Electric Co. 6.05%, 3/01/34	77,000	74,157
		261,775
Total Corporate Bonds (Amortized Cost $2,762,672)		2,667,702
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—2.5%
FEDERAL HOME LOAN MORTGAGE CORP.—0.4%
6.25%, 7/15/32	111,000	126,491
UNITED STATES TREASURY BONDS/NOTES—2.1%
3.50%, 2/15/10	118,000	119,899
4.75%, 5/15/14	210,300	224,167
8.125%, 8/15/19	98,200	130,690
7.625%, 2/15/25	87,600	117,596
6.25%, 5/15/30	95,800	115,866
		708,218
Total United States Government & Agencies Obligations (Amortized Cost $831,423)		834,709

	Principal Amount	Market Value
SOVEREIGN BONDS—0.1%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	$12,000	$15,340
United Mexican States (Mexico) 5.625%, 1/15/17	6,000	6,180
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	8,000	8,588
Total Sovereign Bonds (Amortized Cost $30,204)		30,108
Total Investments—98.8% (Amortized Cost $34,468,427)		$32,608,313
Cash Equivalents—0.5% (b)		176,645
Other assets less liabilities—0.7%		236,435
Net Assets—100.0%		$33,021,393

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

(a) Variable rate coupon. Stated interest rate was in effect at May 31, 2008.

(b) Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.53% at May 31, 2008.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

COUNTRY BREAKDOWN AS OF MAY 31, 2008

	Market Value	% of Net Assets
United States	$24,335,982	73.7%
United Kingdom	2,635,154	8.0
Japan	1,527,097	4.6
Switzerland	1,191,960	3.6
Spain	595,656	1.8
France	424,180	1.3
Germany	423,146	1.3
Netherlands	250,659	0.8
Italy	188,335	0.6
Bermuda	181,129	0.5
Sweden	178,831	0.5
Australia	156,449	0.5
Netherlands Antilles	145,526	0.4
Finland	124,142	0.4
Cayman Islands	105,628	0.3
Supranational	49,993	0.2
Luxembourg	28,167	0.1
Canada	27,197	0.1
Belgium	24,314	0.1
Mexico	14,768	0.0
Total Investments	32,608,313	98.8
Cash Equivalents	176,645	0.5
Other assets less liabilities	236,435	0.7
Net Assets	$33,021,393	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

May 31, 2008

	Number of Shares	Market Value
COMMON STOCKS—96.0%
CONSUMER DISCRETIONARY—10.0%
Aeropostale, Inc.*	2,529	$88,363
ArvinMeritor, Inc.	3,373	50,494
Belo Corp., Class A	561	5,363
Brookfield Homes Corp.	2,535	38,279
Cabela's, Inc., Class A*	1,689	23,393
Coach, Inc.*	4,211	152,859
Columbia Sportswear Co.	346	15,162
Comcast Corp., Class A	10,952	246,420
Compagnie Financiere Richemont SA, Class A (Switzerland)	951	59,122
Daimler AG (Germany)	822	62,492
DeVry, Inc.	854	48,721
DIRECTV Group (The), Inc.*	9,264	260,318
Fleetwood Enterprises, Inc.*	5,900	24,544
Home Depot (The), Inc.	3,373	92,285
HONDA MOTOR Co. Ltd. (Japan)	2,403	80,354
J. Crew Group, Inc.*	1,287	47,966
Jo-Ann Stores, Inc.*	2,498	56,230
Johnson Controls, Inc.	1,079	36,751
Jos. A. Bank Clothiers, Inc.*	1,689	45,941
Lear Corp.*	1,724	44,393
Liberty Global, Inc., Class A*	2,640	94,644
Live Nation, Inc.*	2,448	37,087
Matsushita Electric Industrial Co. Ltd. (Japan)	2,289	52,040
McDonald's Corp.	4,211	249,797
Men's Wearhouse (The), Inc.	854	17,703
New York & Co., Inc.*	8,424	70,425
Omnicom Group, Inc.	1,689	82,778
Priceline.com, Inc.*	845	113,678
Regis Corp.	1,689	51,244
Rent-A-Center, Inc.*	911	19,113
Sony Corp. (Japan)	3,090	154,551
Sotheby's	1,689	45,299
Speedway Motorsports, Inc.	855	21,794
Steven Madden Ltd.*	2,529	51,819
Target Corp.	3,373	179,983
Tempur-Pedic International, Inc.	1,689	18,140
Time Warner, Inc.	10,113	160,594
Toyota Motor Corp. (Japan)	7,095	360,917
Universal Technical Institute, Inc.*	2,529	32,675
Viacom, Inc., Class B*	6,382	228,603
Vivendi (France)	381	15,995
Yum! Brands, Inc.	5,932	235,500
		3,773,829
CONSUMER STAPLES—8.0%
Altria Group, Inc.	5,900	131,334
British American Tobacco PLC (United Kingdom)	2,302	85,889
Carrefour SA (France)	591	41,394
Coca-Cola (The) Co.	5,900	337,834
ConAgra Foods, Inc.	7,580	178,736
CVS Caremark Corp.	1,689	72,272
Diageo PLC (United Kingdom)	3,472	67,584
Flowers Foods, Inc.	205	5,767
Groupe DANONE (France)	44	3,848
Kraft Foods, Inc., Class A	5,053	164,121

	Number of Shares	Market Value
CONSUMER STAPLES (Continued)
Longs Drug Stores Corp.	855	$40,544
Nestle SA (Switzerland)	786	385,571
Pilgrim's Pride Corp.	1,689	43,914
Procter & Gamble (The) Co.	9,075	599,404
Reckitt Benckiser Group PLC (United Kingdom)	790	46,430
Ruddick Corp.	694	24,658
Tesco PLC (United Kingdom)	16,694	136,615
Unilever NV (Netherlands)	2,872	93,750
Unilever PLC (United Kingdom)	911	30,083
Wal-Mart Stores, Inc.	9,304	537,213
		3,026,961
ENERGY—11.9%
Alon USA Energy, Inc.	1,689	25,859
Atwood Oceanics, Inc.*	29	2,955
BG Group PLC (United Kingdom)	4,965	124,218
BP PLC (United Kingdom)	30,431	365,637
Chevron Corp.	5,073	502,988
ConocoPhillips	4,893	455,538
Dril-Quip, Inc.*	855	49,881
ENI S.p.A (Italy)	1,941	78,970
EOG Resources, Inc.	3,923	504,615
Exxon Mobil Corp.	8,159	724,192
Halliburton Co.	256	12,436
International Coal Group, Inc.*	15,122	152,279
Newpark Resources, Inc.*	10,113	71,297
Occidental Petroleum Corp.	1,689	155,270
Oil States International, Inc.*	1,689	98,671
Oilsands Quest, Inc.*	11,240	51,367
PetroHawk Energy Corp.*	3,373	99,099
Petroleum Development Corp.*	1,644	113,600
Repsol YPF SA (Spain)	1,103	45,596
Royal Dutch Shell PLC, Class A (United Kingdom)	5,522	234,620
Royal Dutch Shell PLC, Class B (United Kingdom)	4,107	170,847
Schlumberger Ltd. (Netherlands Antilles)	1,749	176,876
Ship Finance International Ltd. (Bermuda)	1,649	50,608
Total SA (France)	1,465	127,699
W-H Energy Services, Inc.*	854	73,043
		4,468,161
FINANCIALS—19.0%
Alexandria Real Estate Equities, Inc. REIT	121	12,620
Allianz SE (Germany)	426	80,562
American Express Co.	11,475	531,865
American International Group, Inc.	3,056	110,016
Apollo Investment Corp.	653	11,787
Aspen Insurance Holdings Ltd. (Bermuda)	1,681	42,966
Assicurazioni Generali S.p.A (Italy)	1,311	54,459
Australia & New Zealand Banking Group Ltd. (Australia)	1,509	31,192
Aviva PLC (United Kingdom)	1,231	15,338
AXA (France)	1,457	51,421
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,200	26,723
Banco Santander SA (Spain)	19,042	396,240

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
FINANCIALS (Continued)
Bank of America Corp.	5,900	$200,659
Barclays PLC (United Kingdom)	11,025	81,703
BNP Paribas (France)	680	70,105
Calamos Asset Management, Inc., Class A	854	17,276
Cascade Bancorp	2,529	22,179
Charles Schwab (The) Corp.	12,344	273,789
Citigroup, Inc.	7,580	165,926
CME Group, Inc.	173	74,442
Commerce Group (The), Inc.	1,689	62,105
Commonwealth Bank of Australia (Australia)	41	1,654
Credit Suisse Group (Switzerland)	2,529	128,538
Deerfield Capital Corp. REIT	8,542	7,944
Delphi Financial Group, Inc., Class A	649	18,750
Deutsche Bank AG (Germany)	17	1,816
Digital Realty Trust, Inc. REIT	1,689	71,445
Dollar Financial Corp.*	1,689	33,662
FelCor Lodging Trust, Inc. REIT	76	1,129
Fortis (Belgium)	3,085	75,461
Franklin Resources, Inc.	2,535	256,593
GFI Group, Inc.	3,419	40,481
Goldman Sachs Group (The), Inc.	814	143,598
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	2,142	42,219
HBOS PLC (United Kingdom)	6,525	51,579
Highwoods Properties, Inc. REIT	1,689	60,804
HSBC Holdings PLC (United Kingdom)	17,548	295,634
ING Groep NV (Netherlands)	3,165	120,702
Intesa Sanpaolo S.p.A (Italy)	1,506	9,865
JPMorgan Chase & Co.	5,053	217,279
Lincoln National Corp.	4,213	232,389
Lloyds TSB Group PLC (United Kingdom)	8,029	60,929
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,875	151,898
Mizuho Financial Group, Inc. (Japan)	26	136,447
Montpelier Re Holdings Ltd. (Bermuda)	933	15,646
Morgan Stanley	1,529	67,628
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	89	16,666
National Australia Bank Ltd. (Australia)	1,385	41,347
National City Corp.	14,204	82,951
Nationwide Health Properties, Inc. REIT	1,689	57,646
Nomura Holdings, Inc. (Japan)	5,721	97,062
Nordea Bank AB (Sweden)	4,806	78,033
Northern Trust Corp.	2,529	192,204
NYSE Euronext	3,039	194,253
Odyssey Re Holdings Corp.	854	32,059
optionsXpress Holdings, Inc.	1,689	38,577
PHH Corp.*	1,689	31,804
Platinum Underwriters Holdings Ltd. (Bermuda)	1,215	43,097
Post Properties, Inc. REIT	854	30,326
Potlatch Corp. REIT	193	9,330
Prudential PLC (United Kingdom)	4,320	56,772
Ramco-Gershenson Properties Trust REIT	1,689	37,749
Realty Income Corp. REIT	1,689	41,381
Royal Bank of Scotland Group PLC (United Kingdom)	21,642	97,727
Simon Property Group, Inc. REIT	2,278	226,342
SLM Corp.*	5,945	134,773

	Number of Shares	Market Value
FINANCIALS (Continued)
Societe Generale (France)	347	$36,022
Sumitomo Mitsui Financial Group, Inc. (Japan)	16	137,470
SVB Financial Group*	854	43,768
Swiss Re (Switzerland)	344	26,654
UBS AG (Switzerland)*	4,824	115,896
UniCredito Italiano S.p.A (Italy)	12,408	86,627
Vornado Realty Trust REIT	1,850	180,801
Wachovia Corp.	2,529	60,190
Waddell & Reed Financial, Inc., Class A	1,689	59,723
Washington Real Estate Investment Trust REIT	694	23,381
Wells Fargo & Co.	3,770	103,939
Westpac Banking Corp. (Australia)	1,749	38,771
Zurich Financial Services AG (Switzerland)	331	96,868
		7,127,672
HEALTH CARE—11.7%
Abbott Laboratories	4,893	275,721
Alexion Pharmaceuticals, Inc.*	798	56,937
AMERIGROUP Corp.*	1,689	46,633
AstraZeneca PLC (United Kingdom)	1,547	67,411
Auxilium Pharmaceuticals, Inc.*	2,615	83,262
Becton, Dickinson & Co.	3,405	287,552
Bio-Rad Laboratories, Inc., Class A*	69	6,174
CIGNA Corp.	3,373	136,944
Dendreon Corp.*	6,930	36,036
Genzyme Corp.*	4,473	306,222
GlaxoSmithKline PLC (United Kingdom)	6,023	132,536
Hologic, Inc.*	1,707	41,019
Illumina, Inc.*	1,055	82,796
Johnson & Johnson	7,580	505,889
Kindred Healthcare, Inc.*	304	8,387
Magellan Health Services, Inc.*	855	34,414
McKesson Corp.	2,529	145,797
Merck & Co., Inc.	6,259	243,851
Novartis AG (Switzerland)	4,821	252,644
Perrigo Co.	1,689	61,834
Pfizer, Inc.	24,861	481,309
Psychiatric Solutions, Inc.*	854	31,145
Roche Holding AG (Switzerland)	1,385	238,224
Sanofi-Aventis SA (France)	526	39,163
Sirona Dental Systems, Inc.*	1,689	50,096
STERIS Corp.	1,689	51,092
Sunrise Senior Living, Inc.*	441	11,678
Takeda Pharmaceutical Co. Ltd. (Japan)	1,259	72,870
Thermo Fisher Scientific, Inc.*	6,250	368,875
UnitedHealth Group, Inc.	4,211	144,058
WellPoint, Inc.*	1,689	94,280
		4,394,849
INDUSTRIALS—10.0%
ABB Ltd. (Switzerland)	4,720	152,974
ABM Industries, Inc.	620	13,535
Acuity Brands, Inc.	319	16,987
Aecom Technology Corp.*	3,426	110,351
Allegiant Travel Co.*	1,854	38,749
Belden, Inc.	1,689	70,752
Boeing Co.	1,689	139,799
Brady Corp., Class A	854	33,058

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
INDUSTRIALS (Continued)
Caterpillar, Inc.	2,567	$212,136
CDI Corp.	1,689	48,137
Compagnie de Saint-Gobain (France)	397	31,983
Curtiss-Wright Corp.	252	12,981
Danaher Corp.	854	66,766
Emerson Electric Co.	2,529	147,137
FedEx Corp.	903	82,814
FreightCar America, Inc.	258	11,249
Fuel Tech, Inc.*	2,908	73,980
General Electric Co.	12,633	388,085
Granite Construction, Inc.	854	31,231
IKON Office Solutions, Inc.	1,689	20,420
Illinois Tool Works, Inc.	2,529	135,807
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	1,047	46,110
JetBlue Airways Corp.*	6,501	25,809
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,497	57,416
Manpower, Inc.	1,689	106,407
Mitsubishi Corp. (Japan)	2,403	82,858
MPS Group, Inc.*	3,373	38,722
Northrop Grumman Corp.	2,529	190,838
PACCAR, Inc.	957	51,094
Raven Industries, Inc.	1,689	63,760
Regal-Beloit Corp.	358	16,647
Seaboard Corp.	33	59,235
Siemens AG (Germany)	696	78,872
Simpson Manufacturing Co., Inc.	1,689	44,556
Trane, Inc.	3,594	166,833
Union Pacific Corp.	1,602	131,861
United Parcel Service, Inc., Class B	2,529	179,610
United Stationers, Inc.*	855	36,201
United Technologies Corp.	7,403	525,908
Waste Connections, Inc.*	887	29,120
Watson Wyatt Worldwide, Inc., Class A	64	3,748
		3,774,536
INFORMATION TECHNOLOGY—11.2%
Accenture Ltd., Class A (Bermuda)	2,142	87,436
Agilysys, Inc.	3,373	35,214
Amkor Technology, Inc.*	5,053	53,865
Anixter International, Inc.*	854	55,519
Ansoft Corp.*	79	2,882
Benchmark Electronics, Inc.*	1,689	30,014
CANON, Inc. (Japan)	3,204	172,697
Cisco Systems, Inc.*	6,742	180,146
eBay, Inc.*	5,061	151,881
Entegris, Inc.*	4,211	32,383
FLIR Systems, Inc.*	1,707	67,290
Foundry Networks, Inc.*	3,373	45,873
Google, Inc., Class A*	497	291,143
Hewlett-Packard Co.	3,373	158,733
Intel Corp.	6,742	156,280
International Business Machines Corp.	1,481	191,686
Itron, Inc.*	854	83,333
Ixia*	5,900	47,731
Jack Henry & Associates, Inc.	1,689	40,198
Juniper Networks, Inc.*	3,373	92,825

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Lawson Software, Inc.*	4,450	$38,804
MICROS Systems, Inc.*	1,706	56,247
Microsoft Corp.	13,477	381,668
MKS Instruments, Inc.*	854	20,120
Motorola, Inc.	37,577	350,593
Nintendo Co. Ltd. (Japan)	197	108,237
Nokia Oyj (Finland)	4,360	125,553
Nuance Communications, Inc.*	3,068	60,501
ON Semiconductor Corp.*	5,053	49,974
Orbcomm, Inc.*	6,808	42,142
Perficient, Inc.*	1,689	17,920
Perot Systems Corp., Class A*	2,529	41,779
Photronics, Inc.*	1,330	11,943
Quest Software, Inc.*	414	7,042
SAIC, Inc.*	924	18,415
SAP AG (Germany)	818	45,153
SAVVIS, Inc.*	1,385	23,102
Sonus Networks, Inc.*	8,891	38,142
Sun Microsystems, Inc.*	15,541	201,257
Sybase, Inc.*	1,689	54,082
Symantec Corp.*	6,744	146,547
Telefonaktiebolaget LM Ericsson (Sweden)	57,214	155,494
THQ, Inc.*	1,689	36,229
TIBCO Software, Inc.*	996	7,689
ValueClick, Inc.*	2,529	50,858
Veeco Instruments, Inc.*	2,529	48,633
Xerox Corp.	6,742	91,556
		4,206,809
MATERIALS—6.1%
A. Schulman, Inc.	2,529	57,130
Alcoa, Inc.	3,373	136,910
Anglo American PLC (United Kingdom)	2,880	194,591
Aptargroup, Inc.	1,689	75,532
ArcelorMittal (Luxembourg)	744	73,790
BASF AG (Germany)	283	42,383
Bayer AG (Germany)	574	50,846
BHP Billiton Ltd. (Australia)	2,416	100,204
BHP Billiton PLC (United Kingdom)	3,710	140,329
CF Industries Holdings, Inc.	1,017	139,227
Dow Chemical (The) Co.	3,373	136,269
E.I. du Pont de Nemours & Co.	3,373	161,600
Glatfelter	1,242	19,350
Greif, Inc., Class A	855	57,319
Headwaters, Inc.*	3,373	36,665
Hercules, Inc.	316	6,519
JFE Holdings, Inc. (Japan)	801	45,223
Newmont Mining Corp.	457	21,721
NIPPON STEEL Corp. (Japan)	16,020	100,006
Rio Tinto PLC (United Kingdom)	1,697	203,061
Rockwood Holdings, Inc.*	1,689	62,020
Southern Copper Corp.	1,627	179,345
Terra Industries, Inc.	2,014	87,871
Weyerhaeuser Co.	1,689	105,275
Worthington Industries, Inc.	451	8,993
Xstrata PLC (United Kingdom)	871	68,661
		2,310,840

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
TELECOMMUNICATION SERVICES—4.0%
Alaska Communications Systems Group, Inc.	1,765	$22,839
AT&T, Inc.	10,113	403,509
BT Group PLC (United Kingdom)	22,287	97,777
Deutsche Telekom AG (Germany)	163	2,726
Koninklijke (Royal) KPN NV (Netherlands)	1,269	23,073
Qwest Communications International, Inc.	46,607	226,044
Telefonica SA (Spain)	5,503	157,783
Time Warner Telecom, Inc., Class A*	2,513	46,993
Verizon Communications, Inc.	5,053	194,389
Vodafone Group PLC (United Kingdom)	97,208	311,686
		1,486,819
UTILITIES—4.1%
American Electric Power Co., Inc.	3,373	142,779
American States Water Co.	855	28,856
Constellation Energy Group, Inc.	2,368	204,193
E.ON AG (Germany)	446	94,789
Endesa SA (Spain)	2,352	120,692
Enel S.p.A (Italy)	4,442	49,875
Exelon Corp.	5,900	519,201
MGE Energy, Inc.	1,689	58,017
National Grid PLC (United Kingdom)	2,262	33,347
PNM Resources, Inc.	2,529	37,556
Suez SA (France)	1,046	77,863
Tokyo Electric Power (The) Co., Inc. (Japan)	4,920	119,778
Westar Energy, Inc.	1,689	40,536
		1,527,482
Total Common Stocks (Cost $38,414,328)		36,097,958
RIGHTS—0.0%
FINANCIALS—0.0%
UBS AG Rights, expiring 6/12/08 (Amortized Cost $0)	4,216	5,609
	Principal Amount	Market Value
CORPORATE BONDS—2.5%
CONSUMER DISCRESIONARY—0.4%
CBS Corp. 7.875%, 7/30/30	$24,000	24,895
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	1,000	1,104
Comcast Corp. 6.45%, 3/15/37	39,000	37,414
Home Depot (The), Inc. 5.40%, 3/01/16	3,000	2,828
News America, Inc. 6.20%, 12/15/34	29,000	27,127
Time Warner Cable, Inc. 6.55%, 5/01/37	26,000	24,457
Time Warner Cable, Inc. 144A 6.55%, 5/01/37	10,000	9,407
Time Warner, Inc. 7.70%, 5/01/32	24,000	25,182
Viacom, Inc. 6.25%, 4/30/16	5,000	4,962
		157,376

	Principal Amount	Market Value
CONSUMER STAPLES—0.2%
CVS Caremark Corp. 6.302%, 6/01/37	$16,000	$13,932
Kroger (The) Co. 5.50%, 2/01/13	7,000	7,049
Pepsi Bottling Group (The), Inc., Series B 7.00%, 3/01/29	4,000	4,458
Procter & Gamble (The) Co. 5.55%, 3/05/37	41,000	39,377
Wal-Mart Stores, Inc. 4.55%, 5/01/13	2,000	2,020
		66,836
ENERGY—0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16	2,000	2,019
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	2,000	1,976
ConocoPhillips 5.90%, 10/15/32	25,000	24,632
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	2,000	1,944
Spectra Energy Capital LLC 6.25%, 2/15/13	5,000	5,087
		35,658
FINANCIALS—0.8%
Allstate (The) Corp. 5.55%, 5/09/35	31,000	26,669
American Express Co. 6.80%, 9/01/66 (a)	64,000	60,700
American General Finance Corp., Series H MTN 5.375%, 10/01/12	8,000	7,746
Bank of America Corp. 4.875%, 1/15/13	5,000	4,938
Boston Properties LP 6.25%, 1/15/13	1,000	1,021
Capital One Financial Corp. 6.15%, 9/01/16	7,000	6,245
Capmark Financial Group, Inc. 6.30%, 5/10/17	10,000	7,349
Credit Suisse (USA), Inc. 7.125%, 7/15/32	25,000	26,776
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	16,000	16,236
Goldman Sachs Group, LP 5.00%, 10/01/14	2,000	1,917
HSBC Finance Corp. 6.375%, 11/27/12	8,000	8,241
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	8,000	8,162
iStar Financial, Inc., Series 1 5.875%, 3/15/16	3,000	2,588
JPMorgan Chase & Co. 5.75%, 1/02/13	5,000	5,127
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	8,000	8,294
Lincoln National Corp. 7.00%, 5/17/66 (a)	55,000	50,948

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Principal Amount	Market Value
FINANCIALS (Continued)
Morgan Stanley 5.30%, 3/01/13	$5,000	$4,875
Royal Bank of Scotland Group PLC (United Kingdom) 5.00%, 10/01/14	2,000	1,901
SLM Corp., Series A MTN 5.375%, 5/15/14	2,000	1,699
Travelers (The) Cos., Inc. 6.25%, 3/15/37	41,000	35,316
Unilever Capital Corp. 5.90%, 11/15/32	31,000	30,324
Wells Fargo & Co. 5.00%, 11/15/14	2,000	1,947
		319,019
HEALTH CARE—0.2%
Abbott Laboratories 5.875%, 5/15/16	2,000	2,071
Bristol-Myers Squibb Co. 5.875%, 11/15/36	46,000	42,881
Eli Lilly & Co. 5.55%, 3/15/37	41,000	37,940
WellPoint, Inc. 5.25%, 1/15/16	2,000	1,869
		84,761
INDUSTRIALS—0.2%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	40,000	37,958
CSX Corp. 6.00%, 10/01/36	29,000	24,954
		62,912
MATERIALS—0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	8,000	7,856
CRH America, Inc. 6.00%, 9/30/16	5,000	4,666
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	38,000	37,851
Weyerhaeuser Co. 7.375%, 3/15/32	25,000	24,753
		75,126
TELECOMMUNICATION SERVICES—0.2%
BellSouth Corp. 6.00%, 11/15/34	32,000	29,717
Embarq Corp. 7.082%, 6/01/16	5,000	4,870
Verizon Global Funding Corp. 7.75%, 12/01/30	24,000	26,691
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	2,000	1,974
		63,252

	Principal Amount	Market Value
UTILITIES—0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/15	$2,000	$1,801
Dominion Resources, Inc., Series C 5.15%, 7/15/15	2,000	1,939
Exelon Generation Co. LLC 5.35%, 1/15/14	5,000	4,819
FirstEnergy Corp., Series C 7.375%, 11/15/31	24,000	25,895
Midamerican Energy Holdings Co. 6.125%, 4/01/36	29,000	27,996
Pacific Gas & Electric Co. 6.05%, 3/01/34	25,000	24,077
		86,527
Total Corporate Bonds (Amortized Cost $987,506)		951,467
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—0.7%
FEDERAL HOME LOAN MORTGAGE CORP.—0.1%
6.25%, 7/15/32	40,000	45,582
UNITED STATES TREASURY BONDS/NOTES—0.6%
3.50%, 2/15/10	40,100	40,745
4.75%, 5/15/14	17,200	18,334
7.50%, 11/15/16	71,000	88,435
7.625%, 2/15/25	24,100	32,352
6.25%, 5/15/30	17,200	20,803
		200,669
Total United States Government & Agencies Obligations (Amortized Cost $244,077)		246,251
SOVEREIGN BONDS—0.1%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	6,000	7,670
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	8,000	8,588
Total Sovereign Bonds (Amortized Cost $16,286)		16,258
Total Investments—99.3% (Amortized Cost $39,662,196)		$37,317,543
Cash Equivalents—0.2% (b)		92,336
Other assets less liabilities—0.5%		195,423
Net Assets—100.0%		$37,605,302

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $9,407 or 0.0% of net assets.

(a) Variable rate coupon. Stated interest rate was in effect at May 31, 2008.

(b) Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.53% at May 31, 2008.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2008

COUNTRY BREAKDOWN AS OF MAY 31, 2008

	Market Value	% of Net Assets
United States	$27,207,733	72.4%
United Kingdom	3,174,879	8.4
Japan	1,872,408	5.0
Switzerland	1,462,100	3.9
Spain	747,034	2.0
France	495,493	1.3
Germany	484,599	1.3
Netherlands	294,941	0.8
Bermuda	285,863	0.8
Italy	279,796	0.8
Sweden	233,527	0.6
Australia	221,024	0.6
Netherlands Antilles	176,876	0.5
Finland	125,553	0.3
Cayman Islands	80,070	0.2
Belgium	75,461	0.2
Luxembourg	73,790	0.2
Canada	9,646	0.0
Mexico	8,588	0.0
Supranational	8,162	0.0
Total Investments	37,317,543	99.3
Cash Equivalents	92,336	0.2
Other assets less liabilities	195,423	0.5
Net Assets	$37,605,302	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

May 31, 2008

	Number of Shares	Market Value
COMMON STOCKS—6.1%
CONSUMER DISCRETIONARY—0.6%
Aeropostale, Inc.*	25	$874
ArvinMeritor, Inc.	7	105
Brookfield Homes Corp.	23	347
Cabela's, Inc., Class A*	300	4,155
Citadel Broadcasting Corp.*	670	1,179
Coach, Inc.*	301	10,926
Comcast Corp., Class A	543	12,218
Compagnie Financiere Richemont SA, Class A (Switzerland)	112	6,963
DeVry, Inc.	18	1,027
DIRECTV Group (The), Inc.*	670	18,826
Fleetwood Enterprises, Inc.*	549	2,284
Gaylord Entertainment Co.*	60	1,705
Home Depot (The), Inc.	302	8,263
HONDA MOTOR Co. Ltd. (Japan)	179	5,986
J. Crew Group, Inc.*	90	3,354
Jo-Ann Stores, Inc.*	203	4,570
Lear Corp.*	78	2,009
Liberty Global, Inc., Class A*	209	7,493
Live Nation, Inc.*	184	2,788
McDonald's Corp.	352	20,880
New York & Co., Inc.*	543	4,539
Omnicom Group, Inc.	54	2,647
Priceline.com, Inc.*	19	2,556
Rent-A-Center, Inc.*	240	5,035
Sony Corp. (Japan)	120	6,002
Steven Madden Ltd.*	16	328
Target Corp.	60	3,202
Time Warner, Inc.	84	1,334
Toyota Motor Corp. (Japan)	480	24,416
Under Armour, Inc., Class A*	48	1,718
Viacom, Inc., Class B*	299	10,710
Yum! Brands, Inc.	364	14,450
		192,889
CONSUMER STAPLES—0.5%
Altria Group, Inc.	341	7,591
British American Tobacco PLC (United Kingdom)	66	2,463
Carrefour SA (France)	42	2,942
Coca-Cola (The) Co.	417	23,877
ConAgra Foods, Inc.	449	10,587
Diageo PLC (United Kingdom)	143	2,784
Kraft Foods, Inc., Class A	280	9,094
L'Oreal SA (France)	6	729
Nestle SA (Switzerland)	30	14,716
Procter & Gamble (The) Co.	491	32,431
Reckitt Benckiser Group PLC (United Kingdom)	24	1,411
Ruddick Corp.	10	355
Tesco PLC (United Kingdom)	263	2,152
Unilever NV (Netherlands)	137	4,472
Unilever PLC (United Kingdom)	48	1,585
Wal-Mart Stores, Inc.	555	32,046
		149,235

	Number of Shares	Market Value
ENERGY—0.8%
BG Group PLC (United Kingdom)	341	$8,531
BP PLC (United Kingdom)	1,728	20,762
Chevron Corp.	362	35,892
ConocoPhillips	143	13,313
ENI S.p.A (Italy)	150	6,103
EOG Resources, Inc.	202	25,983
Exxon Mobil Corp.	522	46,333
International Coal Group, Inc.*	784	7,895
Newpark Resources, Inc.*	670	4,724
Occidental Petroleum Corp.	35	3,218
Oilsands Quest, Inc.*	852	3,894
Petroleum Development Corp.*	15	1,037
Repsol YPF SA (Spain)	72	2,976
Royal Dutch Shell PLC, Class A (United Kingdom)	338	14,361
Royal Dutch Shell PLC, Class B (United Kingdom)	262	10,899
Schlumberger Ltd. (Netherlands Antilles)	119	12,034
Ship Finance International Ltd. (Bermuda)	125	3,836
Total SA (France)	118	10,286
		232,077
FINANCIALS—1.2%
Alexander's, Inc.* REIT	1	345
Alexandria Real Estate Equities, Inc. REIT	13	1,356
American Express Co.	676	31,332
American International Group, Inc.	71	2,556
Apollo Investment Corp.	412	7,437
Aspen Insurance Holdings Ltd. (Bermuda)	72	1,840
Assicurazioni Generali S.p.A (Italy)	30	1,246
Aviva PLC (United Kingdom)	239	2,978
AXA (France)	54	1,906
Banco Bilbao Vizcaya Argentaria SA (Spain)	137	3,051
Banco Santander SA (Spain)	856	17,812
Bank of America Corp.	497	16,903
Barclays PLC (United Kingdom)	580	4,298
BNP Paribas (France)	54	5,567
Cascade Bancorp	239	2,096
Charles Schwab (The) Corp.	724	16,058
Citigroup, Inc.	539	11,799
CME Group, Inc.	1	430
Commerce Group (The), Inc.	4	147
Commonwealth Bank of Australia (Australia)	84	3,389
Cousins Properties, Inc. REIT	24	635
Credit Suisse Group (Switzerland)	155	7,878
Deerfield Capital Corp. REIT	688	640
Deutsche Bank AG (Germany)	6	641
Digital Realty Trust, Inc. REIT	33	1,396
Equity One, Inc. REIT	15	348
FelCor Lodging Trust, Inc. REIT	301	4,473
First Industrial Realty Trust, Inc. REIT	60	1,880
Fortis (Belgium)	143	3,498
Franklin Resources, Inc.	46	4,656
Greenlight Capital Re Ltd., Class A (Cayman Islands)*	389	7,667
HBOS PLC (United Kingdom)	455	3,597

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
FINANCIALS (Continued)
Highwoods Properties, Inc. REIT	10	$360
HSBC Holdings PLC (United Kingdom)	761	12,821
ING Groep NV (Netherlands)	90	3,432
Intesa Sanpaolo S.p.A (Italy)	400	2,620
JPMorgan Chase & Co.	426	18,318
Lincoln National Corp.	288	15,886
Lloyds TSB Group PLC (United Kingdom)	568	4,310
Maguire Properties, Inc. REIT	42	660
Mitsubishi UFJ Financial Group, Inc. (Japan)	720	7,352
Mizuho Financial Group, Inc. (Japan)	1	5,248
Montpelier Re Holdings Ltd. (Bermuda)	102	1,711
Morgan Stanley	60	2,654
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	6	1,124
National Australia Bank Ltd. (Australia)	96	2,866
National City Corp.	513	2,996
Nationwide Health Properties, Inc. REIT	37	1,263
Nomura Holdings, Inc. (Japan)	600	10,180
Nordea Bank AB (Sweden)	246	3,994
Northern Trust Corp.	60	4,560
NYSE Euronext	136	8,693
Platinum Underwriters Holdings Ltd. (Bermuda)	83	2,944
Post Properties, Inc. REIT	28	994
Potlatch Corp. REIT	31	1,499
Prudential PLC (United Kingdom)	137	1,800
Ramco-Gershenson Properties Trust REIT	303	6,772
Realty Income Corp. REIT	300	7,350
Royal Bank of Scotland Group PLC (United Kingdom)	1,093	4,936
Simon Property Group, Inc. REIT	41	4,074
SLM Corp.*	302	6,846
Societe Generale (France)	24	2,491
SVB Financial Group*	161	8,251
Swiss Re (Switzerland)	42	3,254
UBS AG (Switzerland)*	301	7,231
UniCredito Italiano S.p.A (Italy)	514	3,589
Vornado Realty Trust REIT	27	2,639
Wachovia Corp.	60	1,428
Washington Real Estate Investment Trust REIT	22	741
Wells Fargo & Co.	202	5,569
Zurich Financial Services AG (Switzerland)	24	7,024
		360,335
HEALTH CARE—0.8%
Abbott Laboratories	314	17,694
Alexion Pharmaceuticals, Inc.*	47	3,353
AstraZeneca PLC (United Kingdom)	96	4,183
Auxilium Pharmaceuticals, Inc.*	186	5,922
Becton, Dickinson & Co.	85	7,178
CIGNA Corp.	234	9,500
Dendreon Corp.*	514	2,673
Genzyme Corp.*	113	7,736
GlaxoSmithKline PLC (United Kingdom)	191	4,203
Healthspring, Inc.*	155	2,880
Illumina, Inc.*	28	2,197
Inverness Medical Innovations, Inc.*	66	2,413
Johnson & Johnson	455	30,368
Kindred Healthcare, Inc.*	143	3,945
McKesson Corp.	60	3,459

	Number of Shares	Market Value
HEALTH CARE (Continued)
Merck & Co., Inc.	364	$14,181
Novartis AG (Switzerland)	215	11,267
OSI Pharmaceuticals, Inc.*	90	3,177
Perrigo Co.	42	1,538
Pfizer, Inc.	1,249	24,181
Psychiatric Solutions, Inc.*	180	6,565
Roche Holding AG (Switzerland)	71	12,212
Sanofi-Aventis SA (France)	36	2,680
STERIS Corp.	202	6,111
Sunrise Senior Living, Inc.*	202	5,349
Thermo Fisher Scientific, Inc.*	344	20,303
UnitedHealth Group, Inc.	370	12,658
		227,926
INDUSTRIALS—0.6%
ABB Ltd. (Switzerland)	171	5,542
ABM Industries, Inc.	202	4,410
Aecom Technology Corp.*	141	4,542
Allegiant Travel Co.*	178	3,720
Belden, Inc.	78	3,267
Boeing (The) Co.	23	1,904
Brady Corp., Class A	113	4,374
Caterpillar, Inc.	187	15,454
CDI Corp.	202	5,757
Curtiss-Wright Corp.	99	5,099
Emerson Electric Co.	60	3,491
Expeditors International of Washington, Inc.	37	1,742
FedEx Corp.	23	2,109
FreightCar America, Inc.	79	3,444
Fuel Tech, Inc.*	173	4,401
General Electric Co.	724	22,241
Granite Construction, Inc.	64	2,340
Illinois Tool Works, Inc.	60	3,222
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	66	2,907
JetBlue Airways Corp.*	490	1,945
Koninklijke (Royal) Philips Electronics NV (Netherlands)	156	5,983
Mitsubishi Corp. (Japan)	360	12,413
Northrop Grumman Corp.	60	4,528
Raven Industries, Inc.	95	3,586
Regal-Beloit Corp.	87	4,046
RSC Holdings, Inc.*	353	4,158
Schneider Electric SA (France)	24	3,011
Siemens AG (Germany)	41	4,646
Simpson Manufacturing Co., Inc.	139	3,667
Trane, Inc.	233	10,816
Union Pacific Corp.	84	6,914
United Parcel Service, Inc., Class B	76	5,398
United Technologies Corp.	370	26,286
		197,363
INFORMATION TECHNOLOGY—0.7%
3Com Corp.*	867	2,185
Accenture Ltd., Class A (Bermuda)	263	10,736
Agilysys, Inc.	202	2,109
Amkor Technology, Inc.*	364	3,880
Cisco Systems, Inc.*	645	17,234
CommScope, Inc.*	6	329
eBay, Inc.*	370	11,104

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Number of Shares	Market Value
INFORMATION TECHNOLOGY (Continued)
Electronics for Imaging, Inc.*	114	$1,889
Equinix, Inc.*	42	4,011
Foundry Networks, Inc.*	202	2,747
Google, Inc., Class A*	7	4,101
Hewlett-Packard Co.	60	2,824
Intel Corp.	670	15,531
International Business Machines Corp.	45	5,824
Ixia*	485	3,924
Juniper Networks, Inc.*	280	7,706
Lawson Software, Inc.*	323	2,817
Macrovision Solutions Corp.*	169	2,287
Microsoft Corp.	664	18,803
Motorola, Inc.	1,902	17,745
Nokia Oyj (Finland)	342	9,848
Nuance Communications, Inc.*	239	4,713
ON Semiconductor Corp.*	370	3,659
Orbcomm, Inc.*	473	2,928
Palm, Inc.*	202	1,224
Perficient, Inc.*	202	2,143
Quest Software, Inc.*	202	3,436
SAIC, Inc.*	185	3,687
SAP AG (Germany)	72	3,974
SAVVIS, Inc.*	119	1,985
Sonus Networks, Inc.*	538	2,308
Spansion, Inc., Class A*	298	939
Sun Microsystems, Inc.*	1,021	13,222
Symantec Corp.*	622	13,516
Telefonaktiebolaget LM Ericsson (Sweden)	1,156	3,142
TIBCO Software, Inc.*	664	5,126
Xerox Corp.	664	9,017
		222,653
MATERIALS—0.4%
Alcoa, Inc.	335	13,598
Anglo American PLC (United Kingdom)	155	10,473
Aptargroup, Inc.	54	2,415
ArcelorMittal (Luxembourg)	36	3,570
BASF AG (Germany)	30	4,493
Bayer AG (Germany)	36	3,189
BHP Billiton Ltd. (Australia)	204	8,461
BHP Billiton PLC (United Kingdom)	173	6,544
CF Industries Holdings, Inc.	29	3,970
Dow Chemical (The) Co.	333	13,453
E.I. du Pont de Nemours & Co.	330	15,810
Hercules, Inc.	419	8,644
Rio Tinto PLC (United Kingdom)	96	11,487
Southern Copper Corp.	36	3,968
Terra Industries, Inc.	155	6,763
Xstrata PLC (United Kingdom)	66	5,203
		122,041
TELECOMMUNICATION SERVICES—0.3%
Alaska Communications Systems Group, Inc.	301	3,895
AT&T, Inc.	419	16,718
BT Group PLC (United Kingdom)	688	3,018
Deutsche Telekom AG (Germany)	149	2,492
FairPoint Communications, Inc.	5	45
Koninklijke (Royal) KPN NV (Netherlands)	281	5,109

	Number of Shares	Market Value
TELECOMMUNICATION SERVICES (Continued)
Qwest Communications International, Inc.	2,383	$11,558
Telefonica SA (Spain)	155	4,444
Time Warner Telecom, Inc., Class A*	197	3,684
Verizon Communications, Inc.	364	14,003
Vodafone Group PLC (United Kingdom)	4,108	13,172
		78,138
UTILITIES—0.2%
American Electric Power Co., Inc.	60	2,540
Constellation Energy Group, Inc.	25	2,156
E.ON AG (Germany)	6	1,275
Endesa SA (Spain)	114	5,850
Enel S.p.A (Italy)	335	3,761
Exelon Corp.	354	31,152
Iberdrola SA (Spain)	149	2,149
National Grid PLC (United Kingdom)	329	4,850
RWE AG (Germany)	30	3,874
Tokyo Electric Power (The) Co., Inc. (Japan)	341	8,302
Westar Energy, Inc.	364	8,736
		74,645
Total Common Stocks (Cost $1,894,024)		1,857,302
RIGHTS—0.0%
FINANCIALS—0.0%
UBS AG Rights, expiring 6/12/08 (Cost $0)	301	400
	Principal Amount	Market Value
CORPORATE BONDS—10.5%
CONSUMER DISCRETIONARY—0.2%
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	$60,000	66,236
CONSUMER STAPLES—0.3%
Kroger (The) Co. 5.50%, 2/01/13	30,000	30,212
Wal-Mart Stores, Inc. 4.55%, 5/01/13	60,000	60,601
		90,813
ENERGY—0.7%
Apache Corp. 5.25%, 4/15/13	42,000	42,636
Hess Corp. 6.65%, 8/15/11	54,000	56,718
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	42,000	43,445
Spectra Energy Capital LLC 6.25%, 2/15/13	60,000	61,039
		203,838
FINANCIALS—7.9%
American Express Co. 4.875%, 7/15/13	84,000	83,293
Ameriprise Financial, Inc. 5.35%, 11/15/10	30,000	30,084

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2008

	Principal Amount	Market Value
FINANCIALS (Continued)
Bank of America Corp. 4.875%, 1/15/13	$96,000	$94,812
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	60,000	62,885
Boston Properties LP 6.25%, 1/15/13	60,000	61,246
Citigroup, Inc. 6.00%, 2/21/12	155,000	157,719
European Investment Bank (Supranational) 4.625%, 5/15/14	287,000	294,448
General Electric Capital Corp. Series A MTN 7.375%, 1/19/10	30,000	31,640
5.875%, 2/15/12	30,000	31,040
Genworth Financial, Inc. 5.75%, 6/15/14	60,000	58,524
Goldman Sachs Group, LP 5.00%, 10/01/14	120,000	114,991
Goldman Sachs Group (The), Inc. 3.875%, 1/15/09	120,000	120,023
HSBC Finance Corp. 6.375%, 11/27/12	155,000	159,674
International Bank for Reconstruction & Development (Supranational) 4.125%, 8/12/09	233,000	236,325
International Lease Finance Corp. Series Q MTN 5.75%, 6/15/11	155,000	153,200
John Deere Capital Corp. 7.00%, 3/15/12	90,000	96,899
JPMorgan Chase & Co. 5.75%, 1/02/13	30,000	30,760
Kreditanstalt fuer Wiederaufbau (Germany) 4.25%, 6/15/10	96,000	98,411
Morgan Stanley 5.30%, 3/01/13	90,000	87,757
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	36,000	38,441
Wachovia Corp. 5.25%, 8/01/14	90,000	87,275
Washington Mutual, Inc. 4.00%, 1/15/09	133,000	130,693
Wells Fargo & Co. 4.875%, 1/12/11	167,000	167,440
		2,427,580
INDUSTRIALS—0.5%
United Technologies Corp. 4.375%, 5/01/10	155,000	156,495
INFORMATION TECHNOLOGY—0.5%
International Business Machines Corp. 4.25%, 9/15/09	144,000	145,789
TELECOMMUNICATION SERVICES—0.1%
New Cingular Wireless Services, Inc. 7.875%, 3/01/11	30,000	32,159

	Principal Amount	Market Value
UTILITIES—0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	$30,000	$28,911
Progress Energy, Inc. 7.10%, 3/01/11	66,000	69,628
		98,539
Total Corporate Bonds (Amortized Cost $3,231,588)		3,221,449
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—81.7%
FEDERAL HOME LOAN MORTGAGE CORP.—3.2%
4.75%, 3/05/09	601,000	610,572
4.50%, 1/15/13	371,000	378,881
		989,453
FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.1%
7.25%, 1/15/10	300,000	319,757
UNITED STATE TREASURY BONDS/NOTES—77.4%
3.125%, 9/15/08	2,703,500	2,713,641
4.625%, 9/30/08	420,200	423,976
3.125%, 10/15/08	2,904,000	2,918,293
4.75%, 11/15/08	2,278,600	2,307,085
4.50%, 2/15/09	607,500	617,609
2.625%, 3/15/09	1,234,100	1,239,595
4.875%, 8/15/09	2,733,600	2,815,611
4.625%, 11/15/09	2,851,300	2,939,737
3.50%, 2/15/10	1,743,200	1,771,255
4.75%, 2/15/10	1,403,400	1,455,699
6.50%, 2/15/10	1,462,200	1,556,787
4.50%, 5/15/10	1,633,900	1,692,364
3.875%, 7/15/10	994,100	1,019,031
4.75%, 5/15/14	186,100	198,371
		23,669,054
Total United States Government & Agencies Obligations (Amortized Cost $24,953,949)		24,978,264
SOVEREIGN BONDS—0.4%
Italy Government International Bond (Italy) 6.00%, 2/22/11	54,000	57,562
United Mexican States (Mexico) 4.625%, 10/08/08	66,000	66,379
Total Sovereign Bonds (Amortized Cost $123,493)		123,941
Total Investments—98.7% (Amortized Cost $30,203,054)		$30,181,356
Cash Equivalents—0.5% (a)		157,003
Other assets less liabilities—0.8%		237,523
Net Assets—100.0%		$30,575,882

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-Income producing security.

(a) Represents an investment in BNY Hamilton Money Fund, Institutional Shares with annualized 7-day yield of 2.53% at May 31, 2008.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2008

COUNTRY BREAKDOWN AS OF MAY 31, 2008

	Market Value	% of Net Assets
United States	$28,898,664	94.5%
Supranational	530,773	1.7
United Kingdom	162,821	0.5
Germany	124,119	0.4
Japan	79,899	0.3
Switzerland	76,487	0.3
Italy	74,881	0.3
Mexico	66,379	0.2
Spain	36,282	0.1
France	29,612	0.1
Bermuda	23,974	0.1
Netherlands	18,996	0.1
Australia	14,716	0.1
Netherlands Antilles	12,034	0.0
Finland	9,848	0.0
Cayman Islands	7,667	0.0
Sweden	7,136	0.0
Luxembourg	3,570	0.0
Belgium	3,498	0.0
Total Investments	30,181,356	98.7
Cash Equivalents	157,003	0.5
Other assets less liabilities	237,523	0.8
Net Assets	$30,575,882	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2008

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$24,279,885	$42,803,141	$32,608,313
Foreign currency at value	23,256	45,740	49,512
Cash equivalents	417,350	414,916	176,645
Receivables:
Investment securities sold	16,320	77,177	128,961
Interest	226,685	206,778	41,130
Dividends	16,870	58,067	67,232
Capital stock sold	—	4,826,160	—
Foreign tax reclaim	1,899	6,471	6,959
From investment advisor	105,573	138,469	120,470
Total Assets	25,087,838	48,576,919	33,199,222
LIABILITIES:
Due to custodian	3,520	7,067	7,037
Payables:
Investment securities purchased	1,447	4,826,649	366
Investment advisory fees	11,837	20,815	16,520
Investment sub-advisory fees	65,103	114,483	90,860
Accrued expenses and other liabilities	52,590	68,484	63,046
Total Liabilities	134,497	5,037,498	177,829
NET ASSETS	$24,953,341	$43,539,421	$33,021,393
NET ASSETS CONSIST OF:
Paid-in capital	$25,106,365	$44,769,851	$34,706,007
Undistributed net investment income	289,270	424,969	272,900
Net realized loss on investments and foreign currency transactions	(42,206)	(59,343)	(96,216)
Net unrealized depreciation on investments and foreign currency transactions	(400,088)	(1,596,056)	(1,861,298)
Net Assets	$24,953,341	$43,539,421	$33,021,393
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$24.93	$24.18	$23.57
Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	1,000,800	1,800,800	1,400,800
Investments at cost	$24,680,236	$44,398,287	$34,468,427
Foreign currency at cost	$21,289	$45,058	$48,702

See Notes to Financial Statements.

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$37,317,543	$30,181,356
Foreign currency at value	49,387	14,811
Cash equivalents	92,336	157,003
Receivables:
Investment securities sold	101,962	6,252
Interest	14,133	249,279
Dividends	76,173	3,833
Capital stock sold	4,689,939	—
Foreign tax reclaim	8,627	469
From investment advisor	125,059	115,244
Total Assets	42,475,159	30,728,247
LIABILITIES:
Due to custodian	4,140	7,991
Payables:
Investment securities purchased	4,692,486	17
Investment advisory fees	17,585	12,097
Investment sub-advisory fees	96,717	66,534
Accrued expenses and other liabilities	58,929	65,726
Total Liabilities	4,869,857	152,365
NET ASSETS	$37,605,302	$30,575,882
NET ASSETS CONSIST OF:
Paid-in capital	$39,761,013	$30,382,900
Undistributed net investment income	261,751	228,184
Net realized loss on investments and foreign currency transactions	(71,760)	(13,657)
Net unrealized depreciation on investments and foreign currency transactions	(2,345,702)	(21,545)
Net Assets	$37,605,302	$30,575,882
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$23.49	$25.46
Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	1,600,800	1,200,800
Investments at cost	$39,662,196	$30,203,054
Foreign currency at cost	$44,202	$14,556

TDX Independence Funds, Inc.

STATEMENTS OF OPERATIONS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008
INVESTMENT INCOME:
Interest	$422,621	$401,980	$108,137
Dividends	95,335	336,712	371,084
Amortization/accretion	(41,753)	(28,351)	(3,766)
Foreign withholding taxes	(4,180)	(14,211)	(15,211)
Total investment income	472,023	696,130	460,244
EXPENSES:
Sub-advisory fees	65,103	114,483	90,860
Professional fees	32,870	39,060	35,926
Directors	23,828	34,576	26,522
Compliance	19,894	30,948	26,138
Listing fees	15,049	15,049	15,049
Advisory fees	11,837	20,815	16,520
Printing	5,210	8,149	6,942
Other expenses	9,263	11,229	10,435
Total Expenses	183,054	274,309	228,392
Less fees waived:
Sub-advisory fees	(65,103)	(114,483)	(90,860)
Other fees assumed by the Sub-Advisor	(40,469)	(23,986)	(29,610)
Net Expenses	77,482	135,840	107,922
NET INVESTMENT INCOME	394,541	560,290	352,322
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss from:
Investment transactions	(23,786)	(41,190)	(89,134)
In-kind redemptions	—	—	—
Foreign currency transactions	2,051	1,546	2,938
Net realized loss	(21,735)	(39,644)	(86,196)
Net unrealized appreciation/(depreciation) on:
Investments	(400,351)	(1,595,146)	(1,860,114)
Foreign currency transactions	263	(910)	(1,184)
Net unrealized depreciation	(400,088)	(1,596,056)	(1,861,298)
Net realized and unrealized loss	(421,823)	(1,635,700)	(1,947,494)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,282)	$(1,075,410)	$(1,595,172)

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008
INVESTMENT INCOME:
Interest	$37,063	$465,435
Dividends	428,850	20,779
Amortization/accretion	(1,273)	(89,393)
Foreign withholding taxes	(17,517)	(983)
Total investment income	447,123	395,838
EXPENSES:
Sub-advisory fees	96,717	66,534
Professional fees	35,771	38,158
Directors	31,610	21,741
Compliance	26,017	24,359
Listing fees	15,049	15,049
Advisory fees	17,585	12,097
Printing	6,718	6,439
Other expenses	10,429	10,039
Total Expenses	239,896	194,416
Less fees waived:
Sub-advisory fees	(96,717)	(66,534)
Other fees assumed by the Sub-Advisor	(28,343)	(48,710)
Net Expenses	114,836	79,172
NET INVESTMENT INCOME	332,287	316,666
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss from:
Investment transactions	(67,129)	(13,374)
In-kind redemptions	—	—
Foreign currency transactions	2,369	947
Net realized loss	(64,760)	(12,427)
Net unrealized appreciation/(depreciation) on:
Investments	(2,344,653)	(21,698)
Foreign currency transactions	(1,049)	153
Net unrealized depreciation	(2,345,702)	(21,545)
Net realized and unrealized loss	(2,410,462)	(33,972)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,078,175)	$282,694

See Notes to Financial Statements.

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008
OPERATIONS:
Net investment income	$394,541	$560,290	$352,322
Net realized loss on investments and foreign currency transactions	(21,735)	(39,644)	(86,196)
Net unrealized depreciation on investments and foreign currency transactions	(400,088)	(1,596,056)	(1,861,298)
Net increase/(decrease) in net assets resulting from operations	(27,282)	(1,075,410)	(1,595,172)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,322)	(136,867)	(82,356)
Net realized gain on investment and foreign currency transactions	(18,420)	(18,140)	(7,086)
Total distributions to shareholders	(125,742)	(155,007)	(89,442)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,106,365	44,769,838	34,706,007
Value of shares repurchased	—	—	—
Net increase in net assets resulting from shareholder transactions	25,106,365	44,769,838	34,706,007
Net increase in net assets	24,953,341	43,539,421	33,021,393
NET ASSETS:
Beginning of period	—	—	—
End of period	$24,953,341	$43,539,421	$33,021,393
Undistributed net investment income at end of period	$289,270	$424,969	$272,900
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	1,000,800	1,800,800	1,400,800
Shares repurchased	—	—	—
Shares outstanding, end of period	1,000,800	1,800,800	1,400,800

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008
OPERATIONS:
Net investment income	$332,287	$316,666
Net realized loss on investments and foreign currency transactions	(64,760)	(12,427)
Net unrealized depreciation on investments and foreign currency transactions	(2,345,702)	(21,545)
Net increase/(decrease) in net assets resulting from operations	(2,078,175)	282,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,901)	(89,429)
Net realized gain on investment and foreign currency transactions	(4,635)	(283)
Total distributions to shareholders	(77,536)	(89,712)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,761,013	30,382,900
Value of shares repurchased	—	—
Net increase in net assets resulting from shareholder transactions	39,761,013	30,382,900
Net increase in net assets	37,605,302	30,575,882
NET ASSETS:
Beginning of period	—	—
End of period	$37,605,302	$30,575,882
Undistributed net investment income at end of period	$261,751	$228,184
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—
Shares sold	1,600,800	1,200,800
Shares repurchased	—	—
Shares outstanding, end of period	1,600,800	1,200,800

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$25.39	$25.52	$25.60
Income from Investment Operations:
Net investment income**	0.55	0.44	0.35
Net realized and unrealized loss on investments and foreign currency transactions**	(0.80)	(1.67)	(2.29)
Total from investment operations	(0.25)	(1.23)	(1.94)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.10)	(0.08)
Net realized capital gains	(0.03)	(0.01)	(0.01)
Total distributions	(0.21)	(0.11)	(0.09)
Net Asset Value, end of period	$24.93	$24.18	$23.57
Total Return***	(0.99)%	(4.82)%	(7.59)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$24,953	$43,539	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%	0.65%	0.65%
Expenses, prior to expense reimbursements+	1.55%	1.32%	1.38%
Net investment income+	3.33%	2.69%	2.13%
Portfolio turnover rate++	22%	20%	13%

  *  Commencement of Investment Operations.
  **  Based on average shares outstanding.
  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor.
  +  Annualized.
  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
  (a)  Amount distributed was $0.004 per share.
  (b)  Amount distributed was $0.0005 per share.

See Notes to Financial Statements.

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND		TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period October 1, 2007* through May 31, 2008		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$25.64		$25.08
Income from Investment Operations:
Net investment income**	0.29		0.43
Net realized and unrealized loss on investments and foreign currency transactions**	(2.38)		0.10
Total from investment operations	(2.09)		0.53
Distributions paid to shareholders from:
Net investment income	(0.06)		(0.15)
Net realized capital gains	(0.00	)(a)	(0.00	)(b)
Total distributions	(0.06)		(0.15)
Net Asset Value, end of period	$23.49		$25.46
Total Return***	(8.14)%		2.12%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$37,605		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.65%		0.65%
Expenses, prior to expense reimbursements+	1.36%		1.61%
Net investment income+	1.89%		2.62%
Portfolio turnover rate++	10%		21%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

TDX Independence Funds, Inc. (the "Company"), formerly TDAX Funds, Inc., was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of May 31, 2008, the following five (5) series of exchange-traded funds ("ETF") (each a "Fund" and collectively the "Funds" or "TDX Independence Exchange-Traded Funds") were in operation and trading:

TDX Independence 2010 Exchange-Traded Fund	"Independence 2010 ETF"

TDX Independence 2020 Exchange-Traded Fund	"Independence 2020 ETF"

TDX Independence 2030 Exchange-Traded Fund	"Independence 2030 ETF"

TDX Independence 2040 Exchange-Traded Fund	"Independence 2040 ETF"

TDX Independence In-Target Exchange-Traded Fund	"Independence In-Target ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as TDX Independence Target Date Shares that are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 200,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the "Underlying Index"). Zacks Investment Research ("Zacks") is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes, international equities, domestic equities, and fixed income (including, cash, cash equivalents or short-term money market instruments). These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the TDX Independence Exchange-Traded Funds are:

Fund  Index

Independence 2010 ETF	Zacks 2010 Lifecycle Index

Independence 2020 ETF	Zacks 2020 Lifecycle Index

Independence 2030 ETF	Zacks 2030 Lifecycle Index

Independence 2040 ETF	Zacks 2040 Lifecycle Index

Independence In-Target ETF	Zacks In-Target Lifecycle Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds' shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by a committee (the "Pricing Committee) according to procedures adopted by Mellon Capital Management Corporation ("BNY"), formerly BNY Investment Advisors. BNY was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-methods. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Dividends and Distributions to Shareholders It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

F.  Expenses/Reimbursements Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and Amerivest Investment Management, LLC ("Amerivest") and a sub-licensing agreement between Amerivest and the Advisor. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

G.  Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

H.  Taxes On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the period ended May 31, 2008.

I.  Short Term Investments The Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

J.  Security Lending Each Fund may lend portfolio securities to certain qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund's Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement has an initial term of two years and can be terminated with sixty days written notice when authorized either by a majority vote of each Fund's outstanding voting shares or by a vote of a majority of the Company's Board of Directors.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisors, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisors, including, but not limited to cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

Amerivest and BNY act as investment sub-advisors to the Funds (each a "Sub-Advisor" and, together, the "Sub-Advisors"). Amerivest is a wholly owned subsidiary of TD AMERITRADE Holding Corporation. BNY is a separate identifiable division of The Bank of New York Mellon. Pursuant to separate Sub-Advisory Agreements between the Advisor and each Sub-Advisor, the Sub-Advisors will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisors will be responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisors from time to time.

For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.65% (per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

In accordance with the terms of the Sub-Advisory Agreement with Amerivest, the Advisor will pay Amerivest, out of its own resources, a fee at the annual rate of 0.55% of each Fund's average daily net assets for the first $5 billion in assets and 0.60% of each Fund's average daily net assets in excess of $5 billion.

Out of the Sub-Advisory fee, Amerivest pays all fees and expenses of BNY, the Transfer Agent, Administrator and Accounting Agent and Custodian. Amerivest has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund's net annual operating expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2008. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Amerivest pays BNY, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and

•  5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Fund.

Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

The amounts subject to reimbursement to Amerivest at May 31, 2008 were as follows:

	Reimbursements available through:
	5/31/2008	5/31/2009	5/31/2010
Independence 2010 ETF	$105,572	$105,572	$105,572
Independence 2020 ETF	138,469	138,469	138,469
Independence 2030 ETF	120,470	120,470	120,470
Independence 2040 ETF	125,060	125,060	125,060
Independence In-Target ETF	115,244	115,244	115,244

For the period ended November 30, 2007, the advisory and sub-advisory fee waivers and expenses assumed by Amerivest were as follows:

	Amerivest Fee Waiver	Expense Assumed by Amerivest
Independence 2010 ETF	$65,103	$40,469
Independence 2020 ETF	114,483	23,986
Independence 2030 ETF	90,860	29,610
Independence 2040 ETF	96,717	28,343
Independence In-Target ETF	66,534	48,710

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three Directors are not "interested" persons of the Company or the Advisor, as defined under the 1940 Act ("Disinterested Directors"). The Company pays each Disinterested Director an annual fee of $30,000, plus a fee of $4,000 for the attendance of each meeting. Each Disinterested Director will also receive $2,000 per Audit Committee meeting attended, except for the Audit Committee Chairman, who will receive $3,000 per Audit Committee meeting attended. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors' fees and expenses are allocated among the Funds based on each Fund's relative average net assets.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. FEDERAL INCOME TAXES

At May 31, 2008, the components of accumulated earnings/loss on tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Appreciation/ Depreciation on Currency	Total Accumulated Earnings/Loss
Independence 2010 ETF	$289,270	$—	$(430,786)	$419,819	$(850,605)	$263	$(141,252)
Independence 2020 ETF	427,928	3,594	(1,661,042)	1,259,727	(2,920,769)	(910)	(1,230,430)
Independence 2030 ETF	272,900	—	(1,902,288)	1,246,592	(3,148,880)	(1,184)	(1,630,572)
Independence 2040 ETF	261,751	—	(2,412,141)	1,384,489	(3,796,630)	(1,049)	(2,151,439)
Independence In-Target ETF	231,798	361	(39,330)	154,039	(193,369)	153	192,982

At May 31, 2008, the cost of investments for Federal income tax purposes was as follows:

Cost
Independence 2010 ETF	$24,710,671
Independence 2020 ETF	44,464,183
Independence 2030 ETF	34,510,601
Independence 2040 ETF	39,729,684
Independence In-Target ETF	30,220,686

Distributions to Shareholders

The tax character of distributions paid during the period ended May 31, 2008 was as follows:

Distributions paid from Ordinary Income
Independence 2010 ETF	$125,742
Independence 2020 ETF	155,007
Independence 2030 ETF	89,442
Independence 2040 ETF	77,536
Independence In-Target ETF	89,712

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. Capital losses can be carried forward for a period of eight years.

During the period ended May 31, 2008, the following funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Independence 2010 ETF	$11,772	$—
Independence 2020 ETF	—	—
Independence 2030 ETF	54,042	—
Independence 2040 ETF	4,272	—
Independence In-Target ETF	—	—

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended May 31, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/(Accumulated Losses)	Paid in Capital
Independence 2010 ETF	$2,051	$(2,051)	$—
Independence 2020 ETF	1,546	(1,559)	13
Independence 2030 ETF	2,934	(2,934)	—
Independence 2040 ETF	2,365	(2,365)	—
Independence In-Target ETF	947	(947)	—

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended May 31, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Independence 2010 ETF	$3,677,574	$3,573,865
Independence 2020 ETF	6,179,312	6,235,552
Independence 2030 ETF	3,036,529	3,054,552
Independence 2040 ETF	2,623,397	2,580,339
Independence In-Target ETF	7,330,609	2,489,208

For the period ended May 31, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Independence 2010 ETF	$23,284,001	$—
Independence 2020 ETF	44,534,885	—
Independence 2030 ETF	34,591,831	—
Independence 2040 ETF	39,702,591	—
Independence In-Target ETF	16,762,603	—

6. CAPITAL SHARE TRANSACTIONS

As of May 31, 2008, there were 12.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. NEW ACCOUNTING PRONOUNCEMENT

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

Effective July 15, 2008, the name of TDAX Funds, Inc. was changed to TDX Independence Funds, Inc. Additionally, each of the funds changed their names as follows:

Former Name	New Name

TDAX Independence 2010 ETF	TDX Independence 2010 ETF

TDAX Independence 2020 ETF	TDX Independence 2020 ETF

TDAX Independence 2030 ETF	TDX Independence 2030 ETF

TDAX Independence 2040 ETF	TDX Independence 2040 ETF

TDAX Independence In-Target ETF	TDX Independence In-Target ETF

TDX Independence Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
TDX Independence Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDX Independence Funds, Inc. (formerly TDAX Funds, Inc.) (the "Company") consisting of: TDX Independence 2010 Exchange-Traded Fund (formerly TDAX Independence 2010 Exchange-Traded Fund), TDX Independence 2020 Exchange-Traded Fund (formerly TDAX Independence 2020 Exchange-Traded Fund), TDX 2030 Independence Exchange-Traded Fund (formerly TDAX Independence 2030 Exchange-Traded Fund), TDX 2040 Independence Exchange-Traded Fund (formerly TDAX Independence 2040 Exchange-Traded Fund) and TDX Independence In-Target Exchange-Traded Fund (formerly TDAX Independence In-Target Exchange-Traded Fund) as of May 31, 2008, and the related statements of operations, changes in net assets and financial highlights for the period from October 1, 2007 (commencement of operations) through May 31, 2008. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting TDX Independence Funds, Inc. as of May 31, 2008, the results of their operations, changes in their net assets and their financial highlights for the period from October 1, 2007 (commencement of operations) through May 31, 2008 in conformity with accounting principles generally accepted in the United States of America.

Eisner LLP
New York, New York
July 29, 2008

TDX Independence Funds, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV				MARKET PRICE BELOW NAV
	Basis Point Differential*		Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
TDX Independence 2010 Exchange-Traded Fund October 1, 2007** — May 31, 2008	0 -	<.25%	6	3.57%	1	0.59%
	.25	% - <.50%	26	15.48%	0	0.00%
	.50	% - <.75%	89	52.98%	0	0.00%
	.75	% - <1.00%	41	24.40%	0	0.00%
	>=1.00%		5	2.98%	0	0.00%
	Total		167	99.41%	1	0.59%
TDX Independence 2020 Exchange-Traded Fund October 1, 2007** — May 31, 2008	0 -	<.25%	3	1.78%	2	1.19%
	.25	% - <.50%	26	15.48%	0	0.00%
	.50	% - <.75%	72	42.86%	0	0.00%
	.75	% - <1.00%	54	32.14%	0	0.00%
	>=1.00%		11	6.55%	0	0.00%
	Total		166	98.81%	2	1.19%
TDX Independence 2030 Exchange-Traded Fund October 1, 2007** — May 31, 2008	0 -	<.25%	8	4.76%	2	1.19%
	.25	% - <.50%	31	18.45%	1	0.60%
	.50	% - <.75%	84	50.00%	0	0.00%
	.75	% - <1.00%	34	20.24%	0	0.00%
	>=1.00%		8	4.76%	0	0.00%
	Total		165	98.21%	3	1.79%
TDX Independence 2040 Exchange-Traded Fund October 1, 2007** — May 31, 2008	0 -	<.25%	9	5.36%	2	1.19%
	.25	% - <.50%	40	23.81%	4	2.38%
	.50	% - <.75%	78	46.43%	0	0.00%
	.75	% - <1.00%	25	14.88%	0	0.00%
	>=1.00%		9	5.36%	1	0.59%
	Total		161	95.84%	7	4.16%
TDX Independence In-Target Exchange-Traded Fund October 1, 2007** — May 31, 2008	0 -	<.25%	6	3.57%	0	0.00%
	.25	% - <.50%	36	21.43%	0	0.00%
	.50	% - <.75%	114	67.86%	0	0.00%
	.75	% - <1.00%	10	5.95%	0	0.00%
	>=1.00%		2	1.19%	0	0.00%
	Total		168	100.00%	0	0.00%

* A basis point equals one-hundredth of one percent (0.01%). ** Commencement of investment operations.

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors:

R. Charles Tschampion Age 62, 25 Great Oak Drive Short Hills, NJ 07078	Director, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2007	Director, Industry Relations, CFA Institute since 2005; Managing Director of Investment Research and Managing Director of Defined Contribution Plans, General Motors Asset Management Corporation from 1994 to 2005.	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Trustee of Lehigh University and Chair of the Investment Sub-Committee for the Lehigh University Endowment Fund; Director, Select High Yield Oversees Fund, LLC; Director, Real Estate Information Standards (REIS) Board.

Ernest J. Scalberg Age 63, 176 Mal Paso Road Carmel, CA 93923	Director, Member of the Audit and Nominating Committees	Since 2007	Associate Vice President for External Programs and Dean of the Fisher Graduate School of International Business, Monterey Institute of International Studies since 2001.	5	Trustee, SPDR Select Sector Trust; Trustee, The International University in Geneva.

Michael G. Smith Age 64, 614 Lenox Glen Ellyn, IL 60137	Director, Member of the Audit and Nominating Committees	Since 2007	Retired since 1999. Formerly, Managing Director, Corporate and Institutional Client Group, Central Region, Merrill Lynch & Co., Inc.	5	Director, Ivy Funds, Inc.; Director, Northwestern Mutual Series Fund, Inc.; Executive Board Director, Cox Business School, Southern Methodist University.

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Director/Officers*:

Anthony F. Dudzinski Age 44, 420 Lexington Avenue New York, New York 10170	Director and Chairman of the Board and Chief Operating Officer	Since 2006	President, XShares Group LLC since 2006; Chief Executive Officer and Chief Operating Officer of XShares Advisors LLC since 2006; Vice-President, HealthShares(TM) Inc. since 2006; CEO US Euro Securities from 2004 to 2006; President and COO of M. H. Meyerson & Co., Inc. from 2000 to 2003.	5	N/A

David M. Kelley Age 47, 1 Harborside Financial Center, Plaza 4A Jersey City, NJ 07311	President and Chief Executive Officer	Since 2006	EVP & CIO of TD AMERITRADE Holding Corporation since 2006; Chief Technology Officer, Corporate Division, Merrill Lynch & Co., Inc. from 2002 to 2005.	N/A	N/A

David W. Jaffin Age 54, 420 Lexington Avenue New York, New York 10170	Treasurer and Secretary	Since 2006	Chief Operating Officer, XShares Group LLC since 2006; Chief Financial Officer, XShares Advisors LLC since 2006; Secretary and Treasurer, HealthShares(TM) Inc. since 2006; President, Technical Coatings Laboratory from 2000 to 2005.	N/A	N/A

* Officers/Director of the Company are "interested persons" as defined in the 1940 Act.

The Fund's SAI includes additional information about the Fund's Directors and is available by calling 1-800-925-2870, or on the Company's website at www.tdxindependencefunds.com.

TDX Independence Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Funds will have voted proxies during the period ending June 30, 2008 on Form N-PX) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.tdxindependencefunds.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.tdxindependencefunds.com.

This Page is Intentionally Left Blank

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in exchange-traded funds ("ETFs") including possible loss of money. TDX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies may be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.tdxindependencefunds.com for a prospectus. Please read the prospectus carefully before investing.

TDX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is not affiliated with TDX Independence Funds, Inc. or any other affiliate.

TDX Independence Funds, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC
420 Lexington Avenue
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISORS

Amerivest Investment Management, LLC
1005 North Ameritrade Place
Bellevue, NE 68005

Mellon Capital Management Corporation
50 Fremont Street
Suite 3900
San Francisco, CA 94105

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York
101 Barclay Street
New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky, Walker LLP
75 East 55th Street
New York, NY 10022

TDX Independence Exchange-Traded Funds

Item 2. Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR/A under item (a)(1).

Item 3. Audit Committee Financial Expert.

R. Charles Tschampion is the designated financial expert on the Audit Committee of TDX Independence Funds, Inc. With respect to TDX Independence Funds, Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by
Section 2(a)(19)  of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees.  The aggregate fees for the Registrant’s fiscal year ended May 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and examinations of securities conducted pursuant to rule 17f-2of the 1940 Act were $90,000.

(b)   Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2008  for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0.

(c)   Tax Fees.  The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were approximately $9,700.

(d)   All Other Fees.   All other aggregate fees billed for the Registrant’s fiscal year ended May 31, 2008 were $0.

(e)          Audit Committee Pre-Approval Policies and Procedures.  In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.  All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)          Not applicable.

(h)                               The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Code of Ethics

(a)(2)                    Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TDX Independence Funds, Inc.

By:	/s/ David M. Kelley

Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	September 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley

Name:	David M. Kelley

Title:	President and Chief Executive Officer

Date:	September 10, 2008

By:	/s/ James J. McCluskey

Name:	James J. McCluskey

Title:	Chief Financial Officer, Secretary, Treasurer and Controller

Date:	September 10, 2008